UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 3/31

Date of reporting period: 12/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2009 (Unaudited)

DWS Lifecycle Long Range Fund

	Shares	Value ($)

Common Stocks 56.0%
Consumer Discretionary 6.6%
Auto Components 0.2%
Bridgestone Corp.	400	7,010
Compagnie Generale des Etablissements Michelin "B"	157	12,043
Cooper Tire & Rubber Co.	5,700	114,285
Denso Corp.	300	8,991
Gentex Corp.	10,800	192,780
Magna International, Inc. "A"	300	15,278
Minth Group Ltd.	174,600	257,300
Modine Manufacturing Co.*	11,000	130,240
Nippon Seiki Co., Ltd.	11,000	125,282
S&T Dynamics Co., Ltd.*	9,710	136,292

Standard Motor Products, Inc.*	22,100	188,292
Tianneng Power International Ltd.	226,000	103,992
Toyota Industries Corp.	200	5,938

		1,297,723
Automobiles 0.5%
Bayerische Motoren Werke (BMW) AG	276	12,547
Daimler AG (Registered)	10,116	540,467
Fiat SpA*	3,728	54,257
Ford Motor Co.*	157,400	1,574,000
Honda Motor Co., Ltd.	1,300	43,956
Mitsubishi Motors Corp.*	3,000	4,134
Nissan Motor Co., Ltd.*	1,400	12,236
Renault SA*	194	9,879
Suzuki Motor Corp.	200	4,911
Thor Industries, Inc.	6,000	188,400
Toyota Motor Corp.	11,760	494,106

		2,938,893
Distributors 0.1%
Genuine Parts Co.	6,800	258,128
Jardine Cycle & Carriage Ltd.	1,000	19,082
Li & Fung Ltd.	14,000	57,349

		334,559
Diversified Consumer Services 0.2%
Brink's Home Security Holdings, Inc.*	1,200	39,168
Capella Education Co.*	1,900	143,070
Career Education Corp.*	23,700	552,447
Corinthian Colleges, Inc.*	15,700	216,189
Lincoln Educational Services Corp.*	6,800	147,356
Steiner Leisure Ltd.*	1,100	43,736

		1,141,966
Hotels Restaurants & Leisure 0.8%
Aristocrat Leisure Ltd.	2,777	9,912
Bob Evans Farms, Inc.	2,400	69,480
bwin Interactive Entertainment AG*	5,357	319,198
Caribou Coffee Co., Inc.*	4,700	36,284
Carnival PLC*	221	7,547
Carrols Restaurant Group, Inc.*	3,500	24,745
Compass Group PLC	1,638	11,699
Cracker Barrel Old Country Store, Inc.	3,200	121,568
Crown Ltd.	2,319	16,603
Darden Restaurants, Inc.	13,350	468,184
Genting Singapore PLC*	48,000	43,960
Lottomatica SpA	479	9,597
Marriott International, Inc. "A"	20,219	550,979
McDonald's Corp.	25,250	1,576,610
OPAP SA	4,729	103,528
Paddy Power PLC	6,932	245,668
Papa John's International, Inc.*	3,500	81,760
PartyGaming PLC*	27,782	116,102
REXLot Holdings Ltd.	2,550,000	284,661
Shangri-La Asia Ltd.	8,000	14,964
Shuffle Master, Inc.*	4,700	38,728
Sodexo	129	7,368
Starbucks Corp.*	10,900	251,354

TABCORP Holdings Ltd.	3,228	20,017
Tatts Group Ltd.	5,423	11,830
Whitbread PLC	338	7,602

		4,449,948
Household Durables 0.4%
Advanced Digital Broadcast Holdings SA (Registered)*	1,741	86,681
American Greetings Corp. "A"	8,100	176,499
Electrolux AB "B"*	658	15,444
Garmin Ltd.	17,700	543,390
Husqvarna AB "B"*	1,300	9,598
Newell Rubbermaid, Inc.	5,000	75,050
NVR, Inc.*	500	355,355
Panasonic Corp.	1,800	25,741
Rational AG	1,000	169,400
Ryland Group, Inc.	3,700	72,890
Sekisui House Ltd.	1,000	8,969
Sharp Corp.	1,000	12,583
Sony Corp.	600	17,392
Tempur-Pedic International, Inc.*	11,200	264,656
Tupperware Brands Corp.	5,200	242,164

		2,075,812
Internet & Catalog Retail 0.4%
Amazon.com, Inc.*	6,300	847,476
Expedia, Inc.*	4,300	110,553
HSN, Inc.*	5,500	111,045
Liberty Media Corp. - Interactive "A"*	46,200	500,808
Priceline.com, Inc.*	1,800	393,300

		1,963,182
Leisure Equipment & Products 0.1%
Nikon Corp.	500	9,862
Smith & Wesson Holding Corp.*	25,400	103,886
Universal Entertainment Corp.*	9,300	115,714

		229,462
Media 1.5%
Aegis Group PLC	50,853	97,237
British Sky Broadcasting Group PLC	1,807	16,278
Comcast Corp. "A"	66,600	1,122,876
DISH Network Corp. "A"	26,200	544,174
Fairfax Media Ltd.	9,922	15,304
JC Decaux SA*	8,347	202,377
Journal Communications, Inc. "A"	7,200	28,008
Lagardere SCA	166	6,698
McGraw-Hill Companies, Inc.	5,000	167,550
Mediacom Communications Corp. "A"*	18,300	81,801
Mediaset SpA	4,536	37,063
Pearson PLC	966	13,887
Publicis Groupe	212	8,600
Reed Elsevier NV	20,464	251,094
Reed Elsevier PLC	2,143	17,598
Scholastic Corp.	8,100	241,623
Scripps Networks Interactive "A"	47,200	1,958,800
SES "A" (FDR)	261	5,852
Shaw Communications, Inc. "B"	1,100	22,792
Singapore Press Holdings Ltd.	22,000	57,176

SuperMedia, Inc.*	67	2,348
Television Broadcasts Ltd.	2,000	9,584
Thomson Reuters Corp.	2,302	74,727
Time Warner Cable, Inc.	43,600	1,804,604
Time Warner, Inc.	39,100	1,139,374
Vivendi	372	10,982
Wolters Kluwer NV	7,365	161,427
World Wrestling Entertainment, Inc. "A"	13,000	199,290
WPP PLC	1,283	12,528

		8,311,652
Multiline Retail 0.5%
Big Lots, Inc.*	8,300	240,534
Canadian Tire Corp., Ltd. "A"	200	10,996
Dillard's, Inc. "A"	12,900	238,005
Dollar General Corp.*	6,900	154,767
Harvey Norman Holdings Ltd.	3,399	12,763
Kohl's Corp.*	11,250	606,712
Macy's, Inc.	33,700	564,812
Marks & Spencer Group PLC	1,707	11,074
Next PLC	252	8,402
Nordstrom, Inc.	24,600	924,468
PPR	86	10,305

		2,782,838
Specialty Retail 1.4%
Advance Auto Parts, Inc.	18,000	728,640
Aeropostale, Inc.*	5,700	194,085
American Eagle Outfitters, Inc.	8,400	142,632
Big 5 Sporting Goods Corp.	13,000	223,340
CarMax, Inc.*	4,700	113,975
DSW, Inc. "A"*	1,600	41,408
Esprit Holdings Ltd.	7,787	51,250
Group 1 Automotive, Inc.*	7,500	212,625
Guess?, Inc.	12,700	537,210
Hennes & Mauritz AB "B"	4,825	267,003
Home Depot, Inc.	23,500	679,855
Industria de Diseno Textil SA	1,293	80,119
J. Crew Group, Inc.*	4,800	214,752
Jo-Ann Stores, Inc.*	4,000	144,960
Jumbo SA	8,125	103,208
Kingfisher PLC	2,909	10,664
Kirkland's, Inc.*	8,500	147,645
Limited Brands, Inc.	42,200	811,928
Lithia Motors, Inc. "A"*	9,300	76,446
Megane Top Co., Ltd.	9,900	107,580
Nitori Co., Ltd.	1,750	130,214
Ross Stores, Inc.	12,800	546,688
The Gap, Inc.	60,800	1,273,760
The Sherwin-Williams Co.	500	30,825
TJX Companies, Inc.	13,650	498,908
Urban Outfitters, Inc.*	6,600	230,934

		7,600,654
Textiles, Apparel & Luxury Goods 0.5%
Adidas AG	193	10,420
Billabong International Ltd.	200	1,945

Carter's, Inc.*	8,400	220,500
Coach, Inc.	3,400	124,202
Compagnie Financiere Richemont SA "A"	9,966	333,473
Deckers Outdoor Corp.*	2,200	223,784
Jones Apparel Group, Inc.	6,400	102,784
Luxottica Group SpA	740	19,170
LVMH Moet Hennessy Louis Vuitton SA	86	9,656
NIKE, Inc. "B"	18,500	1,222,295
Steven Madden Ltd.*	5,300	218,572
Swatch Group AG (Bearer)	90	22,653
Yue Yuen Industrial (Holdings) Ltd.	5,000	14,505

		2,523,959
Consumer Staples 4.7%
Beverages 0.7%
Anheuser-Busch InBev NV	1,806	93,305
Asahi Breweries Ltd.	2,000	36,678
C&C Group PLC	60,464	260,939
Carlsberg AS "B"	5,736	423,297
Central European Distribution Corp.*	5,500	156,255
Coca-Cola Amatil Ltd.	1,082	11,150
Coca-Cola Bottling Co. Consolidated	800	43,216
Coca-Cola Co.	8,300	473,100
Coca-Cola Enterprises, Inc.	28,400	602,080
Diageo PLC	1,080	18,835
Foster's Group Ltd.	3,848	18,935
Heineken Holding NV	239	10,013
Heineken NV	1,084	51,364
Kirin Holdings Co., Ltd.	4,000	63,769
National Beverage Corp.*	1,100	15,246
PepsiCo, Inc.	26,300	1,599,040
Pernod Ricard SA	701	60,171
SABMiller PLC	640	18,768
Sapporo Holdings Ltd.	3,000	16,340

		3,972,501
Food & Staples Retailing 0.9%
Aeon Co., Ltd.	4,000	32,343
Alimentation Couche-Tard, Inc. "B"	700	13,935
Carrefour SA	2,512	120,776
Casino Guichard-Perrachon SA	123	11,023
Colruyt SA	54	13,020
Delhaize Group	280	21,446
FamilyMart Co., Ltd.	400	11,789
George Weston Ltd.	300	19,196
Koninklijke Ahold NV	6,240	82,786
Lawson, Inc.	400	17,622
Loblaw Companies Ltd.	500	16,197
Metro AG	1,882	114,714
Metro, Inc. "A"	600	22,500
Seven & I Holdings Co., Ltd.	11,102	225,338
Shoppers Drug Mart Corp.	1,000	43,419
SUPERVALU, Inc.	51,500	654,565
Sysco Corp.	23,100	645,414
Tesco PLC	3,247	22,310
UNY Co., Ltd.	1,800	12,579

Village Super Market, Inc. "A"	100	2,732
Wal-Mart Stores, Inc.	45,000	2,405,250
Wesfarmers Ltd.	1,555	43,233
Whole Foods Market, Inc.*	16,000	439,200
William Morrison Supermarkets PLC	2,064	9,202
Woolworths Ltd.	2,188	54,805

		5,055,394
Food Products 1.3%
Ajinomoto Co., Inc.	3,000	28,243
Archer-Daniels-Midland Co.	54,900	1,718,919
Aryzta AG	243	9,064
Cadbury PLC	710	9,136
Campbell Soup Co.	62,700	2,119,260
DANONE SA	2,027	123,443
Darling International, Inc.*	12,300	103,074
Diamond Foods, Inc.	5,100	181,254
Green Mountain Coffee Roasters, Inc.*	2,250	183,307
J & J Snack Foods Corp.	3,700	147,852
Kikkoman Corp.	1,000	12,217
Lancaster Colony Corp.	4,700	233,590
MEIJI Holdings Co., Ltd.*	400	15,047
Nestle SA (Registered)	18,299	889,017
Nippon Meat Packers, Inc.	1,000	11,490
Nisshin Seifun Group, Inc.	1,000	13,431
Nissin Foods Holdings Co., Ltd.	400	13,032
Saputo, Inc.	600	17,641
Sara Lee Corp.	61,700	751,506
Suedzucker AG	1,156	24,001
SunOpta, Inc.*	42,200	141,792
The Hershey Co.	2,300	82,317
Toyo Suisan Kaisha Ltd.	1,000	22,922
Tyson Foods, Inc. "A"	5,000	61,350
Unilever NV (CVA)	8,200	267,199
Unilever PLC	740	23,687
Viterra, Inc.*	1,300	12,268
Yakult Honsha Co., Ltd.	600	18,065
Yamazaki Baking Co., Ltd.	1,000	11,836

		7,245,960
Household Products 1.2%
Central Garden & Pet Co. "A"*	3,500	34,790
Church & Dwight Co., Inc.	6,500	392,925
Colgate-Palmolive Co.	18,950	1,556,743
Energizer Holdings, Inc.*	13,150	805,832
Henkel AG & Co. KGaA	1,990	88,872
Kao Corp.	2,000	46,690
Kimberly-Clark Corp.	36,500	2,325,415
Procter & Gamble Co.	18,900	1,145,907
Reckitt Benckiser Group PLC	266	14,411
Unicharm Corp.	200	18,723

		6,430,308
Personal Products 0.3%
Beiersdorf AG	1,313	86,293
Chattem, Inc.*	550	51,315
Herbalife Ltd.	9,100	369,187

L'Oreal SA	932	103,475
Mead Johnson Nutrition Co. "A"	7,300	319,010
Nu Skin Enterprises, Inc. "A"	8,600	231,082
Prestige Brands Holdings, Inc.*	1,900	14,934
Revlon, Inc. "A"*	11,600	197,316
Shiseido Co., Ltd.	2,000	38,333

		1,410,945
Tobacco 0.3%
British American Tobacco PLC	1,068	34,647
Imperial Tobacco Group PLC	475	14,970
Japan Tobacco, Inc.	21	70,857
Lorillard, Inc.	6,300	505,449
Philip Morris International, Inc.	16,900	814,411

		1,440,334
Energy 5.8%
Energy Equipment & Services 1.5%
Cameron International Corp.*	15,000	627,000
CARBO Ceramics, Inc.	2,800	190,876
Complete Production Services, Inc.*	12,200	158,600
Dresser-Rand Group, Inc.*	4,800	151,728
ENSCO International PLC (ADR)	3,900	155,766
Geokinetics, Inc.*	10,000	96,200
Helix Energy Solutions Group, Inc.*	28,800	338,400
Helmerich & Payne, Inc.	3,400	135,592
John Wood Group PLC	21,768	107,531
Lamprell PLC	41,825	123,416
National-Oilwell Varco, Inc.	15,700	692,213
Oceaneering International, Inc.*	900	52,668
Oil States International, Inc.*	14,300	561,847
Patterson-UTI Energy, Inc.	18,400	282,440
Pioneer Drilling Co.*	34,100	269,390
Prosafe Production Public Ltd.*	26,200	56,130
Prosafe SE	17,120	108,416
Rowan Companies, Inc.*	52,100	1,179,544
RPC, Inc.	4,900	50,960
Saipem SpA	11,232	385,850
SBM Offshore NV	12,608	246,702
Schlumberger Ltd.	18,750	1,220,438
Seadrill Ltd.	1,200	30,396
Shinko Plantech Co., Ltd.	20,300	204,607
Technip SA	115	8,058
Tecnicas Reunidas SA	2,227	127,394
Tenaris SA	913	19,521
Transocean Ltd.*	6,400	529,920
WorleyParsons Ltd.	411	10,647

		8,122,250
Oil, Gas & Consumable Fuels 4.3%
Alpha Natural Resources, Inc.*	17,900	776,502
Anadarko Petroleum Corp.	20,350	1,270,247
Arrow Energy Ltd.*	1,913	7,082
BG Group PLC	20,080	359,588
BP PLC	38,572	373,037
Cameco Corp.	200	6,489
Canadian Natural Resources Ltd.	400	29,067

Canadian Oil Sands Trust (Units)	200	5,720
Cenovus Energy, Inc.	500	12,669
Chevron Corp.	19,200	1,478,208
ConocoPhillips	55,000	2,808,850
Cosmo Oil Co., Ltd.	5,000	10,466
Devon Energy Corp.	28,400	2,087,400
El Paso Corp.	16,700	164,161
Enbridge, Inc.	200	9,300
EnCana Corp.	500	16,307
Encore Acquisition Co.*	18,900	907,578
Eni SpA	4,148	105,604
EXCO Resources, Inc.	8,700	184,701
ExxonMobil Corp.	60,550	4,128,904
Forest Oil Corp.*	16,900	376,025
Gazprom (ADR)	16,200	403,827
Gazprom OAO (ADR)	2,549	65,000
Husky Energy, Inc.	600	17,257
Idemitsu Kosan Co., Ltd.	200	11,584
Imperial Oil Ltd.	400	15,551
INPEX Corp.	5	37,527
Japan Petroleum Exploration Co., Ltd.	300	13,171
LUKOIL (ADR)	3,473	194,539
Marathon Oil Corp.	29,300	914,746
Mariner Energy, Inc.*	9,300	107,973
Murphy Oil Corp.	11,200	607,040
Newfield Exploration Co.*	22,500	1,085,175
Nexen, Inc.	300	7,234
Nippon Mining Holdings, Inc.	5,000	21,406
Nippon Oil Corp.	7,000	32,409
Occidental Petroleum Corp.	4,450	362,008
OMV AG	3,304	144,687
Origin Energy Ltd.	2,078	31,197
Paladin Energy Ltd.*	1,779	6,602
PetroChina Co., Ltd. "H"	213,628	254,515
Quicksilver Resources, Inc.*	35,900	538,859
Repsol YPF SA	4,983	133,041
Royal Dutch Shell PLC "A"	1,131	34,148
Royal Dutch Shell PLC "B"	862	25,119
Santos Ltd.	1,760	22,162
Showa Shell Sekiyu KK	2,400	19,527
Statoil ASA	4,800	119,730
Stone Energy Corp.*	11,800	212,990
Suncor Energy, Inc.	784	27,894
Talisman Energy, Inc.	400	7,531
Teekay Corp.	6,400	148,544
TonenGeneral Sekiyu KK	2,000	16,665
Total SA	7,068	452,928
Tullow Oil PLC	330	6,882
Ultra Petroleum Corp.*	8,000	398,880
Venoco, Inc.*	8,200	106,928
Williams Companies, Inc.	67,900	1,431,332
Woodside Petroleum Ltd.	8,052	338,422

		23,492,935

Financials 7.5%
Capital Markets 1.2%
Affiliated Managers Group, Inc.*	1,500	101,025
Ashmore Group PLC	53,623	233,106
Bank of New York Mellon Corp.	12,100	338,437
BGC Partners, Inc. "A"	3,800	17,556
BlackRock, Inc.	1,300	301,860
Broadpoint Gleacher Securities, Inc.*	1,000	4,460
Calamos Asset Management, Inc. "A"	6,100	70,333
Credit Suisse Group AG (Registered)	7,264	357,760
Daiwa Securities Group, Inc.	1,000	5,013
Evercore Partners, Inc. "A"	900	27,360
Franklin Resources, Inc.	14,800	1,559,180
GAMCO Investors, Inc. "A"	1,200	57,948
ICAP PLC	11,775	81,602
Jefferies Group, Inc.*	8,100	192,213
KBW, Inc.*	2,300	62,928
Lazard Ltd. "A"	4,100	155,677
Marfin Investment Group SA*	2,080	5,916
Nomura Holdings, Inc.	4,000	29,478
Oppenheimer Holdings, Inc. "A"	4,300	142,846
Partners Group Holding AG	1,600	201,519
Piper Jaffray Companies, Inc.*	2,600	131,586
SBI Holdings, Inc.	49	8,709
T. Rowe Price Group, Inc.	20,200	1,075,650
The Goldman Sachs Group, Inc.	5,200	877,968
UBS AG (Registered)*	13,094	201,149
Waddell & Reed Financial, Inc. "A"	5,800	177,132

		6,418,411
Commercial Banks 1.8%
1st Source Corp.	2,600	41,834
Alpha Bank AE*	16,295	188,516
Anglo Irish Bank Corp., Ltd.*	18,150	0
Australia & New Zealand Banking Group Ltd.	764	15,544
Banco Bilbao Vizcaya Argentaria SA	1,420	25,722
Banco Latinoamericano de Comercio Exterior SA "E"	6,000	83,400
Banco Popolare Societa Cooperativa*	1,277	9,559
Banco Santander SA	35,931	590,343
Bank of Cyprus PCL	1,605	11,188
Bank of East Asia Ltd.	2,640	10,399
Bank of Montreal	200	10,680
Barclays PLC	3,017	13,295
BNP Paribas	5,327	420,373
BOC Hong Kong (Holdings) Ltd.	2,500	5,648
Canadian Imperial Bank of Commerce	200	13,032
Cardinal Financial Corp.	9,300	81,282
Chuo Mitsui Trust Holdings, Inc.	2,000	6,675
Commerce Bancshares, Inc.	15,060	583,123
Commerzbank AG*	1,111	9,315
Commonwealth Bank of Australia	655	31,939
Credit Agricole SA	800	13,947
CVB Financial Corp.	18,100	156,384
Dah Sing Banking Group Ltd.*	32,800	48,928
Danske Bank AS*	3,084	70,220
DBS Group Holdings Ltd.	3,000	32,619

Dexia SA*	1,754	11,034
DnB NOR ASA*	8,600	93,358
EFG Eurobank Ergasias*	1,169	12,965
Erste Group Bank AG	1,298	48,113
First Busey Corp.	5,400	21,006
First Financial Bancorp.	3,500	50,960
Hang Seng Bank Ltd.	600	8,819
HSBC Holdings PLC	36,154	412,601
Huntington Bancshares, Inc.	63,200	230,680
IBERIABANK Corp.	4,100	220,621
Intesa Sanpaolo*	5,038	22,573
KBC Groep NV*	565	24,468
KeyCorp	128,100	710,955
Lloyds Banking Group PLC	593,949	476,819
Marshall & Ilsley Corp.	117,000	637,650
Mitsubishi UFJ Financial Group, Inc.	8,300	40,638
Mizuho Financial Group, Inc.	16,492	29,509
Mizuho Trust & Banking Co., Ltd.*	6,000	5,563
National Australia Bank Ltd.	760	18,493
National Bank of Greece SA*	1,295	33,021
Nordea Bank AB	4,187	42,415
Oversea-Chinese Banking Corp., Ltd.	1,000	6,437
Piraeus Bank SA	983	11,216
PNC Financial Services Group, Inc.	12,500	659,875
Raiffeisen International Bank-Holding AG	360	20,377
Regions Financial Corp.	80,500	425,845
Resona Holdings, Inc.	400	4,039
Royal Bank of Canada	500	26,964
S&T Bancorp., Inc.	1,700	28,917
Santander BanCorp.*	7,300	89,644
Signature Bank*	800	25,520
Skandinaviska Enskilda Banken AB "A"*	2,289	14,073
Societe Generale	202	13,977
Southside Bancshares, Inc.	6,140	120,467
Standard Chartered PLC	289	7,237
Sumitomo Mitsui Financial Group, Inc.	800	22,808
Sumitomo Trust & Banking Co., Ltd.	1,000	4,861
SunTrust Banks, Inc.	26,100	529,569
Svenska Handelsbanken AB "A"	664	18,990
Swedbank AB "A"*	940	9,351
The Bancorp., Inc.*	4,100	28,126
The Bank of Yokohama Ltd.	4,000	18,115
The Shizuoka Bank Ltd.	1,000	8,666
Tompkins Financial Corp.	1,800	72,900
Toronto-Dominion Bank	400	25,227
UBI Banca - Unione di Banche Italiane ScpA	562	8,050
UMB Financial Corp.	300	11,805
UniCredit SpA*	78,060	259,657
United Overseas Bank Ltd.	2,000	27,833
Wells Fargo & Co.	42,500	1,147,075
WesBanco, Inc.	1,100	13,574
Westpac Banking Corp.	1,148	25,841
Wing Hang Bank Ltd.	25,500	236,949
Yadkin Valley Financial Corp.	2,200	8,052

		9,558,263

Consumer Finance 0.7%
Advance America Cash Advance Centers, Inc.	31,200	173,472
American Express Co.	8,300	336,316
AmeriCredit Corp.*	11,200	213,248
Capital One Financial Corp.	58,800	2,254,392
Discover Financial Services	59,300	872,303
ORIX Corp.	110	7,481

		3,857,212
Diversified Financial Services 1.5%
Bank of America Corp.	177,000	2,665,620
Citigroup, Inc.	382,000	1,264,420
Compagnie Nationale a Portefeuille	311	16,586
Deutsche Boerse AG	80	6,651
Encore Capital Group, Inc.*	1,300	22,620
Financiere Marc de Lacharriere SA	2,507	139,461
Groupe Bruxelles Lambert SA	234	22,022
Hellenic Exchanges SA	9,100	94,314
Hong Kong Exchanges & Clearing Ltd.	1,000	17,802
ING Groep NV (CVA)*	58,012	560,812
IntercontinentalExchange, Inc.*	6,150	690,645
Investor AB "B"	491	9,077
JPMorgan Chase & Co.	56,950	2,373,107
MarketAxess Holdings, Inc.	1,200	16,680
MSCI, Inc. "A"*	3,803	120,935
Pohjola Bank PLC "A"	1,664	18,007
Singapore Exchange Ltd.	2,000	11,789

		8,050,548
Insurance 1.1%
Aegon NV*	3,925	25,013
Allianz SE (Registered)	322	40,080
Allied World Assurance Co. Holdings Ltd.	6,300	290,241
Allstate Corp.	60,600	1,820,424
American Equity Investment Life Holding Co.	1,300	9,672
AMP Ltd.	1,450	8,733
Aon Corp.	7,400	283,716
Argo Group International Holdings Ltd.*	600	17,484
Assicurazioni Generali SpA	804	21,556
Assurant, Inc.	11,100	327,228
AXA SA	9,953	235,391
China Life Insurance Co., Ltd. "H"	95,914	469,951
Chubb Corp.	15,600	767,208
Delphi Financial Group, Inc. "A"	800	17,896
EMC Insurance Group, Inc.	300	6,453
Endurance Specialty Holdings Ltd.	4,300	160,089
Fortis*	45,513	168,619
FPIC Insurance Group, Inc.*	400	15,448
Greenlight Capital Re Ltd. "A"*	700	16,499
Harleysville Group, Inc.	500	15,895
Infinity Property & Casualty Corp.	900	36,576
Kansas City Life Insurance Co.	1,100	32,725
Loews Corp.	14,400	523,440
Manulife Financial Corp.	300	5,545
Mitsui Sumitomo Insurance Group Holdings, Inc.	300	7,614
Montpelier Re Holdings Ltd.	9,300	161,076

Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	158	24,630
NIPPONKOA Insurance Co., Ltd.	1,000	5,656
NYMAGIC, Inc.	800	13,272
Phoenix Companies, Inc.*	19,300	53,654
PMA Capital Corp. "A"*	1,200	7,560
Power Corp. of Canada	300	8,379
ProAssurance Corp.*	4,500	241,695
Prudential PLC	874	8,904
QBE Insurance Group Ltd.	612	13,969
Safety Insurance Group, Inc.	345	12,499
Sampo Oyj "A"	3,495	84,822
Selective Insurance Group, Inc.	3,700	60,865
Sompo Japan Insurance, Inc.	1,000	6,364
Swiss Reinsurance Co., Ltd. (Registered)	212	10,157
T&D Holdings, Inc.	700	14,267
Tokio Marine Holdings, Inc.	500	13,572
Topdanmark AS*	150	20,311
Trygvesta AS	177	11,684
Vienna Insurance Group	402	20,642
Zurich Financial Services AG	76	16,524

		6,133,998
Real Estate Investment Trusts 0.9%
AMB Property Corp. (REIT)	3,600	91,980
American Campus Communities, Inc. (REIT)	2,000	56,200
Annaly Capital Management, Inc. (REIT)	24,400	423,340
Apartment Investment & Management Co. "A" (REIT)	5,000	79,600
AvalonBay Communities, Inc. (REIT)	3,700	303,807
BioMed Realty Trust, Inc. (REIT)	7,700	121,506
Boston Properties, Inc. (REIT)	4,200	281,694
Cogdell Spencer, Inc. (REIT)	6,000	33,960
Colonial Properties Trust (REIT)	3,200	37,536
Corio NV (REIT)	101	6,898
Cousins Properties, Inc. (REIT)	8,935	68,174
Developers Diversified Realty Corp. (REIT)	8,900	82,414
Digital Realty Trust, Inc. (REIT)	1,700	85,476
EastGroup Properties, Inc. (REIT)	1,500	57,420
Entertainment Properties Trust (REIT)	2,500	88,175
Equity Residential (REIT)	7,100	239,838
First Industrial Realty Trust, Inc. (REIT)*	11,565	60,485
Glimcher Realty Trust (REIT)	5,100	13,770
Hatteras Financial Corp. (REIT)	1,700	47,532
HCP, Inc. (REIT)	7,400	225,996
Healthcare Realty Trust, Inc. (REIT)	3,800	81,548
Home Properties, Inc. (REIT)	2,400	114,504
Hospitality Properties Trust (REIT)	5,900	139,889
Host Hotels & Resorts, Inc. (REIT)	21,750	253,823
Investors Real Estate Trust (REIT)	2,300	20,700
iStar Financial, Inc. (REIT)*	3,200	8,192
Kilroy Realty Corp. (REIT)	3,500	107,345
Kimco Realty Corp. (REIT)	8,200	110,946
LaSalle Hotel Properties (REIT)	4,800	101,904
Lexington Realty Trust (REIT)	13,952	84,828
Mid-America Apartment Communities, Inc. (REIT)	1,600	77,248
National Retail Properties, Inc. (REIT)	4,900	103,978
Nippon Building Fund, Inc. (REIT)	2	15,152

Parkway Properties, Inc. (REIT)	2,400	49,968
Pennsylvania Real Estate Investment Trust (REIT)	8,800	74,448
Potlatch Corp. (REIT)	1,300	41,444
ProLogis (REIT)	5,800	79,402
Public Storage (REIT)	2,100	171,045
Rayonier, Inc. (REIT)	7,100	299,336
Realty Income Corp. (REIT)	1,600	41,456
Redwood Trust, Inc. (REIT)	5,600	80,976
Sunstone Hotel Investors, Inc. (REIT)*	9	80
Unibail-Rodamco SE (REIT)	39	8,585
Vornado Realty Trust (REIT)	7,523	526,159
Washington Real Estate Investment Trust (REIT)	3,900	107,445
Westfield Group (REIT) (Units)	1,301	14,509

		5,120,711
Real Estate Management & Development 0.2%
Brookfield Asset Management, Inc. "A"	400	8,946
CapitaLand Ltd.	5,000	14,810
Cheung Kong (Holdings) Ltd.	1,000	12,875
City Developments Ltd.	1,000	8,157
Daito Trust Construction Co., Ltd.	200	9,431
Daiwa House Industry Co., Ltd.	1,000	10,700
Hang Lung Properties Ltd.	3,000	11,721
Henderson Land Development Co., Ltd.	1,000	7,477
Immoeast AG*	65,043	356,580
Midland Holdings Ltd.	352,000	301,779
Mitsubishi Estate Co., Ltd.	1,000	15,861
Mitsui Fudosan Co., Ltd.	1,000	16,793
New World Development Co., Ltd.	7,000	14,287
Sumitomo Realty & Development Co., Ltd.	8,000	150,044
Sun Hung Kai Properties Ltd.	1,000	14,838
Swire Pacific Ltd. "A"	1,000	12,094
The St. Joe Co.*	1,100	31,779
Wharf Holdings Ltd.	2,000	11,436

		1,009,608
Thrifts & Mortgage Finance 0.1%
Brookline Bancorp., Inc.	14,400	142,704
Dime Community Bancshares	1,200	14,064
First Defiance Financial Corp.	2,500	28,225
NewAlliance Bancshares, Inc.	20,200	242,602
Provident Financial Services, Inc.	16,700	177,855
TrustCo Bank Corp. NY	4,100	25,830
Westfield Financial, Inc.	1,500	12,375

		643,655
Health Care 7.6%
Biotechnology 1.3%
Actelion Ltd. (Registered)*	257	13,726
Amgen, Inc.*	23,750	1,343,538
BioMarin Pharmaceutical, Inc.*	3,800	71,478
Celgene Corp.*	33,700	1,876,416
CSL Ltd.	2,963	86,200
Exelixis, Inc.*	1,900	14,003
Gilead Sciences, Inc.*	53,000	2,293,840
Grifols SA	22,053	384,286
Intercell AG*	10,872	402,267

Medivation, Inc.*	2,000	75,300
Metabolix, Inc.*	7,100	78,597
Myriad Genetics, Inc.*	13,550	353,655

		6,993,306
Health Care Equipment & Supplies 0.7%
Align Technology, Inc.*	13,200	235,224
bioMerieux	84	9,770
Cochlear Ltd.	295	18,216
Coloplast AS "B"	348	31,628
Edwards Lifesciences Corp.*	10,050	872,842
Essilor International SA	1,025	61,022
ev3, Inc.*	8,800	117,392
Hill-Rom Holdings, Inc.	9,100	218,309
Hospira, Inc.*	3,700	188,700
Kinetic Concepts, Inc.*	8,400	316,260
Nobel Biocare Holding AG (Registered)	7,072	236,685
NxStage Medical, Inc.*	14,800	123,580
Olympus Corp.	1,000	32,131
Quidel Corp.*	6,700	92,326
Smith & Nephew PLC	2,697	27,693
Somanetics Corp.*	9,600	168,480
Sonova Holding AG (Registered)	88	10,641
St. Jude Medical, Inc.*	17,700	651,006
STERIS Corp.	7,700	215,369
Synthes, Inc.	129	16,895
Terumo Corp.	800	47,877
Thoratec Corp.*	9,700	261,124
William Demant Holding AS*	383	28,861

		3,982,031
Health Care Providers & Services 2.6%
Alfresa Holdings Corp.	200	7,918
AmerisourceBergen Corp.	32,200	839,454
BioScrip, Inc.*	17,200	143,792
Cardinal Health, Inc.	15,900	512,616
Catalyst Health Solutions, Inc.*	700	25,529
Centene Corp.*	11,600	245,572
CorVel Corp.*	1,300	43,602
Coventry Health Care, Inc.*	90,000	2,186,100
Diagnosticos da America SA	5,500	178,550
Emergency Medical Services Corp. "A"*	4,200	227,430
Express Scripts, Inc.*	13,100	1,132,495
Fleury SA*	11,800	124,642
Fresenius Medical Care AG & Co. KGaA	18,200	963,657
Humana, Inc.*	11,900	522,291
Laboratory Corp. of America Holdings*	7,850	587,494
Magellan Health Services, Inc.*	5,900	240,307
McKesson Corp.	36,500	2,281,250
Medco Health Solutions, Inc.*	13,000	830,830
Medipal Holdings Corp.	600	7,408
Owens & Minor, Inc.	4,200	180,306
Providence Service Corp.*	7,500	118,500
RehabCare Group, Inc.*	7,400	225,182
Sonic Healthcare Ltd.	1,970	27,132
Suzuken Co., Ltd.	300	9,824
Triple-S Management Corp. "B"*	5,500	96,800

UnitedHealth Group, Inc.	57,400	1,749,552
Universal American Financial Corp.*	18,200	212,940
WellCare Health Plans, Inc.*	6,900	253,644

		13,974,817
Health Care Technology 0.0%
Medidata Solutions, Inc.*	3,000	46,800
Merge Healthcare, Inc.*	18,418	61,884
So-net M3, Inc.	37	111,502

		220,186
Life Sciences Tools & Services 0.2%
Accelrys, Inc.*	10,500	60,165
Albany Molecular Research, Inc.*	4,000	36,320
Cambrex Corp.*	13,100	73,098
Dionex Corp.*	100	7,387
ICON PLC (ADR)*	7,500	162,975
Life Technologies Corp.*	4,300	224,589
QIAGEN NV*	10,700	239,019

		803,553
Pharmaceuticals 2.8%
Abbott Laboratories	31,950	1,724,981
Astellas Pharma, Inc.	1,900	70,772
AstraZeneca PLC	3,842	180,524
Bayer AG	5,349	427,519
Caraco Pharmaceutical Laboratories Ltd.*	11,900	71,876
Chugai Pharmaceutical Co., Ltd.	900	16,767
Daiichi Sankyo Co., Ltd.	3,000	62,770
Dainippon Sumitomo Pharma Co., Ltd.	1,000	10,443
Eisai Co., Ltd.	1,200	43,988
Eli Lilly & Co.	48,100	1,717,651
Endo Pharmaceuticals Holdings, Inc.*	1,400	28,714
Flamel Technologies SA (ADR)*	22,061	163,251
Forest Laboratories, Inc.*	21,900	703,209
GlaxoSmithKline PLC	13,821	292,773
H. Lundbeck AS	902	16,418
Hi-Tech Pharmacal Co., Inc.*	9,600	269,280
Impax Laboratories, Inc.*	18,700	254,320
Johnson & Johnson	37,000	2,383,170
Kyowa Hakko Kirin Co., Ltd.	2,000	21,040
Lannett Co., Inc.*	1,300	7,683
Medicis Pharmaceutical Corp. "A"	9,900	267,795
Merck KGaA	117	10,936
MiddleBrook Pharmaceuticals, Inc.*	57,000	29,070
Mitsubishi Tanabe Pharma Corp.	1,000	12,436
Mylan, Inc.*	6,500	119,795
Novartis AG (Registered)	9,484	516,710
Novo Nordisk AS "B"	6,821	436,427
Ono Pharmaceutical Co., Ltd.	400	17,091
Par Pharmaceutical Companies, Inc.*	9,100	246,246
Pfizer, Inc.	213,100	3,876,289
Roche Holding AG (Genusschein)	1,433	243,776
Sanofi-Aventis	5,748	450,567
Santen Pharmaceutical Co., Ltd.	400	12,790
Shionogi & Co., Ltd.	1,000	21,627
Shire PLC	1,642	32,111

Taisho Pharmaceutical Co., Ltd.	1,000	17,109
Takeda Pharmaceutical Co., Ltd.	3,100	127,273
Tsumura & Co.	400	12,883
Valeant Pharmaceuticals International*	4,100	130,339

		15,048,419
Industrials 6.5%
Aerospace & Defense 2.0%
American Science & Engineering, Inc.	3,100	235,104
BAE Systems PLC	5,006	28,849
BE Aerospace, Inc.*	7,800	183,300
Bombardier, Inc. "B"	2,600	11,933
CAE, Inc.	14,400	120,752
Cubic Corp.	6,000	223,800
Finmeccanica SpA	2,265	36,123
GenCorp, Inc.*	25,600	179,200
General Dynamics Corp.	5,000	340,850
ITT Corp.	26,200	1,303,188
Lockheed Martin Corp.	10,000	753,500
Northrop Grumman Corp.	43,800	2,446,230
Raytheon Co.	36,600	1,885,632
Rockwell Collins, Inc.	18,900	1,046,304
Rolls-Royce Group PLC*	2,741	21,390
Singapore Technologies Engineering Ltd.	6,000	13,792
TransDigm Group, Inc.	12,500	593,625
United Technologies Corp.	20,450	1,419,434

		10,843,006
Air Freight & Logistics 0.2%
Atlas Air Worldwide Holdings, Inc.*	5,000	186,250
Deutsche Post AG (Registered)	696	13,392
FedEx Corp.	4,000	333,800
TNT NV	1,419	43,434
Toll Holdings Ltd.	1,591	12,398
United Parcel Service, Inc. "B"	12,300	705,651
Yamato Holdings Co., Ltd.	800	11,062

		1,305,987
Airlines 0.1%
Cathay Pacific Airways Ltd.*	8,000	15,029
Copa Holdings SA "A"	3,200	174,304
Hawaiian Holdings, Inc.*	14,200	99,400
Iberia Lineas Aereas de Espana SA*	3,742	10,140
Korean Air Lines Co., Ltd.*	4,000	187,571
Qantas Airways Ltd.	4,271	11,351
Ryanair Holdings PLC (ADR)*	5,300	142,146
Singapore Airlines Ltd.	1,000	10,559
SkyWest, Inc.	13,100	221,652

		872,152
Building Products 0.2%
Asahi Glass Co., Ltd.	1,000	9,368
Assa Abloy AB "B"	600	11,489
Compagnie de Saint-Gobain	4,470	239,939
Daikin Industries Ltd.	200	7,805
Geberit AG (Registered)*	86	15,234
Owens Corning, Inc.*	5,700	146,148
Quanex Building Products Corp.	13,200	224,004

Universal Forest Products, Inc.	1,200	44,172
Wienerberger AG*	10,550	191,499

		889,658
Commercial Services & Supplies 0.7%
Babcock International Group PLC	26,682	255,725
Brambles Ltd.	3,281	19,876
Consolidated Graphics, Inc.*	7,000	245,140
Daiseki Co., Ltd.	6,800	136,912
Ennis, Inc.	2,800	47,012
G4S PLC	1,879	7,853
M&F Worldwide Corp.*	4,300	169,850
R.R. Donnelley & Sons Co.	79,500	1,770,465
Ritchie Bros. Auctioneers, Inc.	400	9,061
Rollins, Inc.	3,500	67,480
Schawk, Inc.	5,200	70,720
Secom Co., Ltd.	300	14,190
Securitas AB "B"	381	3,718
Serco Group PLC	24,868	211,419
Standard Register Co.	12,000	61,200
Stericycle, Inc.*	14,050	775,138
Toppan Printing Co., Ltd.	1,000	8,090
United Stationers, Inc.*	3,300	187,605

		4,061,454
Construction & Engineering 0.2%
ACS, Actividades de Construccion y Servicios SA	722	35,896
Aecom Technology Corp.*	7,600	209,000
Bouygues SA	261	13,611
Chicago Bridge & Iron Co. NV (NY Registered Shares)*	7,800	157,716
EMCOR Group, Inc.*	5,600	150,640
Ferrovial SA	2,021	23,602
Kinden Corp.	2,000	16,844
Koninklijke Boskalis Westminster NV	256	9,859
Leighton Holdings Ltd.	482	16,286
Sacyr Vallehermoso SA*	691	7,878
Shaw Group, Inc.*	5,000	143,750
SNC-Lavalin Group, Inc.	300	15,487
URS Corp.*	3,000	133,560
Vinci SA	385	21,564

		955,693
Electrical Equipment 0.7%
A.O. Smith Corp.	2,800	121,492
ABB Ltd. (Registered)*	18,576	355,273
Alstom SA	3,078	213,855
AMETEK, Inc.	27,350	1,045,864
EnerSys*	9,300	203,391
Gamesa Corp. Tecnologica SA	791	13,260
Hubbell, Inc. "B"	3,200	151,360
Mitsubishi Electric Corp.*	3,000	22,149
Power-One, Inc.*	4,300	18,705
Prysmian SpA	11,076	193,882
Regal-Beloit Corp.	5,200	270,088
Renewable Energy Corp. ASA*	3,200	24,481
Roper Industries, Inc.	16,100	843,157
Schneider Electric SA	127	14,713

SGL Carbon SE*	4,200	125,015
Sumitomo Electric Industries Ltd.	600	7,437
Vestas Wind Systems AS*	809	49,501

		3,673,623
Industrial Conglomerates 0.7%
3M Co.	13,200	1,091,244
Carlisle Companies, Inc.	15,700	537,882
CSR Ltd.	6,907	11,109
Fraser & Neave Ltd.	4,000	11,887
General Electric Co.	123,800	1,873,094
Hankyu Hanshin Holdings, Inc.	3,000	13,319
Hutchison Whampoa Ltd.	9,000	61,606
Keppel Corp., Ltd.	4,000	23,275
Koninklijke (Royal) Philips Electronics NV	2,982	88,297
NWS Holdings Ltd.	5,000	9,221
Orkla ASA	6,100	59,519
SembCorp Industries Ltd.	4,000	10,447
Siemens AG (Registered)	637	58,427
Smiths Group PLC	609	9,965
Tredegar Corp.	5,500	87,010

		3,946,302
Machinery 0.7%
AB SKF "B"	800	13,741
Alfa Laval AB	700	9,635
Ampco-Pittsburgh Corp.	2,200	69,366
Atlas Copco AB "B"	800	10,377
Austal Ltd.	66,118	137,512
FANUC Ltd.	3,137	291,695
Gardner Denver, Inc.	5,400	229,770
Graham Corp.	4,800	99,360
Joy Global, Inc.	5,300	273,427
Komatsu Ltd.	24,690	514,737
Kone Oyj "B"	1,452	62,059
Kubota Corp.	1,000	9,196
MAN SE	87	6,776
Metso Oyj	1,192	41,910
Mitsubishi Heavy Industries Ltd.	2,000	7,023
Oshkosh Corp.	7,100	262,913
Parker Hannifin Corp.	11,050	595,374
Sandvik AB	1,600	19,178
Scania AB "B"	341	4,374
Schindler Holding AG	121	9,283
SembCorp Marine Ltd.	4,000	10,424
Tennant Co.	3,800	99,522
Timken Co.	24,400	578,524
Vallourec SA	49	8,912
Volvo AB "B"	1,530	13,035
Wartsila Corp.	766	30,620
Watts Water Technologies, Inc. "A"	7,000	216,440
Zardoya Otis SA	445	8,675

		3,633,858
Marine 0.1%
A P Moller-Maersk AS "A"	2	13,483
A P Moller-Maersk AS "B"	40	279,708

International Shipholding Corp.	3,800	118,066
Kuehne & Nagel International AG (Registered)	117	11,318
Mitsui OSK Lines Ltd.	1,000	5,249
Nippon Yusen Kabushiki Kaisha	1,000	3,060
Orient Overseas International Ltd.	2,000	9,309

		440,193
Professional Services 0.1%
COMSYS IT Partners, Inc.*	5,500	48,895
Diamond Management & Technology Consultants, Inc.	2,300	16,951
Experian PLC	1,147	11,339
FTI Consulting, Inc.*	6,100	287,676
Michael Page International PLC	41,887	253,966
Randstad Holding NV*	295	14,586
SGS SA (Registered)*	10	13,021
Spherion Corp.*	3,100	17,422
The Advisory Board Co.*	300	9,198
Watson Wyatt Worldwide, Inc. "A"	1,500	71,280

		744,334
Road & Rail 0.5%
Asciano Group*	6,455	10,421
Canadian National Railway Co.	1,100	60,309
Canadian Pacific Railway Ltd.	300	16,290
Central Japan Railway Co.	1	6,671
ComfortDelGro Corp., Ltd.	11,000	12,791
Con-way, Inc.	24,600	858,786
DSV AS*	1,013	18,174
East Japan Railway Co.	200	12,620
MTR Corp., Ltd.	6,500	22,288
Norfolk Southern Corp.	15,200	796,784
Northgate PLC*	27,398	95,810
Ryder System, Inc.	14,100	580,497
Tokyu Corp.	1,000	3,980
Werner Enterprises, Inc.	4,100	81,139
West Japan Railway Co.	2	6,695

		2,583,255
Trading Companies & Distributors 0.2%
Bunzl PLC	1,151	12,478
Itochu Corp.	1,000	7,353
Marubeni Corp.	1,000	5,444
Mitsubishi Corp.	15,815	393,206
Mitsui & Co., Ltd.	23,661	334,971
Noble Group Ltd.	4,000	9,165
PT AKR Corporindo Tbk	1,108,000	137,290
Sumitomo Corp.	800	8,052
Wolseley PLC*	505	10,103

		918,062
Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	1,019	22,994
Atlantia SpA	1,567	40,733
Koninklijke Vopak NV	2,580	203,835
Macquarie Infrastructure Group (Units)	10,400	12,393
Transurban Group (Units)	2,620	12,979

		292,934

Information Technology 10.1%
Communications Equipment 1.4%
3Com Corp.*	34,700	260,250
Acme Packet, Inc.*	1,800	19,800
Alcatel-Lucent*	8,019	26,857
Aruba Networks, Inc.*	9,100	97,006
Cisco Systems, Inc.*	130,150	3,115,791
Harris Corp.	21,400	1,017,570
Loral Space & Communications, Inc.*	4,100	129,601
NETGEAR, Inc.*	10,200	221,238
Nokia Oyj	5,601	71,905
Oplink Communications, Inc.*	10,100	165,539
Plantronics, Inc.	7,200	187,056
QUALCOMM, Inc.	45,400	2,100,204
Research In Motion Ltd.*	1,900	129,040
Symmetricom, Inc.*	1,600	8,320
Telefonaktiebolaget LM Ericsson "B"	31,607	290,716

		7,840,893
Computers & Peripherals 2.2%
Apple, Inc.*	23,250	4,902,495
Compal Electronics, Inc.	142,745	196,252
Compellent Technologies, Inc.*	9,900	224,532
Diebold, Inc.	4,800	136,560
EMC Corp.*	57,750	1,008,892
Fujitsu Ltd.	2,000	12,862
Hewlett-Packard Co.	31,500	1,622,565
International Business Machines Corp.	22,250	2,912,525
Lexmark International, Inc. "A"*	4,500	116,910
NEC Corp.*	5,000	12,879
NetApp, Inc.*	12,600	433,314
Toshiba Corp.*	5,000	27,575
Western Digital Corp.*	14,500	640,175

		12,247,536
Electronic Equipment, Instruments & Components 1.7%
Agilysys, Inc.	7,200	65,520
Anixter International, Inc.*	5,400	254,340
Arrow Electronics, Inc.*	56,000	1,658,160
Avnet, Inc.*	57,000	1,719,120
Benchmark Electronics, Inc.*	12,500	236,375
Brightpoint, Inc.*	28,000	205,800
CTS Corp.	1,300	12,506
Dai-ichi Seiko Co., Ltd.	3,100	130,348
Fujifilm Holdings Corp.	900	26,887
Hitachi Ltd.*	3,000	9,189
Hoya Corp.	300	7,953
IBIDEN Co., Ltd.	200	7,123
Ingram Micro, Inc. "A"*	40,700	710,215
Insight Enterprises, Inc.*	1,400	15,988
Inspur International Ltd.	1,115,000	157,941
Itron, Inc.*	4,200	283,794
Jabil Circuit, Inc.	102,800	1,785,636
Keyence Corp.	100	20,616
Kingboard Chemical Holdings Ltd.	60,000	237,941
Kyocera Corp.	300	26,458
Mercury Computer Systems, Inc.*	2,300	25,323

Multi-Fineline Electronix, Inc.*	8,100	229,797
Murata Manufacturing Co., Ltd.	200	9,875
Nidec Corp.	3,100	285,045
Nippon Electric Glass Co., Ltd.	1,000	13,642
OSI Systems, Inc.*	700	19,096
Plexus Corp.*	1,300	37,050
RadiSys Corp.*	5,800	55,390
Rotork PLC	6,022	115,259
ScanSource, Inc.*	8,400	224,280
Smart Modular Technologies (WWH), Inc.*	3,900	24,531
SYNNEX Corp.*	7,000	214,620
TDK Corp.	100	6,098
Venture Corp., Ltd.	32,000	200,668
Vishay Intertechnology, Inc.*	36,900	308,115

		9,340,699
Internet Software & Services 0.8%
AOL, Inc.*	3,554	82,737
Google, Inc. "A"*	5,100	3,161,898
InfoSpace, Inc.*	1,300	11,141
Internet Initiative Japan, Inc.	63	112,444
LivePerson, Inc.*	16,900	117,793
LogMeIn, Inc.*	600	11,970
Meetic*	3,275	89,205
MercadoLibre, Inc.*	4,600	238,602
NIC, Inc.	15,800	144,412
OpenTable, Inc.*	2,900	73,834
United Internet AG (Registered)*	15,400	203,657
Web.com Group, Inc.*	3,200	20,896
Yahoo Japan Corp.	29	8,669

		4,277,258
IT Services 1.0%
Accenture PLC "A"	13,800	572,700
Acxiom Corp.*	2,200	29,524
Atos Origin SA*	266	12,111
Broadridge Financial Solutions, Inc.	10,900	245,904
Cap Gemini SA	357	16,171
CGI Group, Inc. "A"*	900	12,254
CIBER, Inc.*	15,800	54,510
Cognizant Technology Solutions Corp. "A"*	11,900	539,070
Computer Sciences Corp.*	15,400	885,962
Convergys Corp.*	5,700	61,275
Euronet Worldwide, Inc.*	3,800	83,410
Global Payments, Inc.	11,000	592,460
iGATE Corp.	14,600	146,000
Indra Sistemas SA	901	21,195
ManTech International Corp. "A"*	2,600	125,528
NeuStar, Inc. "A"*	800	18,432
NTT Data Corp.	4	12,353
RightNow Technologies, Inc.*	1,100	19,107
SAIC, Inc.*	58,600	1,109,884
TeleTech Holdings, Inc.*	11,500	230,345
Telvent GIT SA	4,000	155,920
Wright Express Corp.*	8,000	254,880

		5,198,995

Office Electronics 0.1%
Canon, Inc.	9,769	412,985
Konica Minolta Holdings, Inc.	500	5,128
Neopost SA	135	11,154
Ricoh Co., Ltd.	1,000	14,104

		443,371
Semiconductors & Semiconductor Equipment 1.1%
ARM Holdings PLC	93,285	266,747
ASML Holding NV	2,674	90,951
Broadcom Corp. "A"*	43,300	1,361,785
Diodes, Inc.*	6,700	137,015
Infineon Technologies AG*	2,624	14,486
Intel Corp.	114,900	2,343,960
Lam Research Corp.*	3,000	117,630
Micrel, Inc.	8,300	68,060
Photronics, Inc.*	35,800	159,310
RF Micro Devices, Inc.*	53,200	253,764
ROHM Co., Ltd.	100	6,494
Siliconware Precision Industries Co.	87,000	116,877
STMicroelectronics NV	1,762	15,977
Texas Instruments, Inc.	26,100	680,166
Tokyo Electron Ltd.	200	12,788
Veeco Instruments, Inc.*	8,100	267,624
Volterra Semiconductor Corp.*	7,300	139,576

		6,053,210
Software 1.8%
ACI Worldwide, Inc.*	1,700	29,155
Autonomy Corp. PLC*	2,677	65,271
BMC Software, Inc.*	3,000	120,300
Bottomline Technologies, Inc.*	6,500	114,205
Check Point Software Technologies Ltd.*	13,400	453,992
Dassault Systemes SA	246	14,002
i2 Technologies, Inc.*	400	7,648
Interactive Intelligence, Inc.*	300	5,532
Jack Henry & Associates, Inc.	5,200	120,224
Manhattan Associates, Inc.*	9,200	221,076
Microsoft Corp.	150,950	4,602,466
MicroStrategy, Inc. "A"*	2,500	235,050
Nintendo Co., Ltd.	1,284	304,393
Norkom Group PLC*	39,244	80,705
Oracle Corp.	75,000	1,840,500
Quest Software, Inc.*	13,500	248,400
Renaissance Learning, Inc.	2,500	28,400
Rovi Corp.*	3,600	114,732
SAP AG	1,562	73,670
Shanda Games Ltd. (ADR)*	4,900	49,931
Sourcefire, Inc.*	1,800	48,150
Symantec Corp.*	29,700	531,333
The Sage Group PLC	15,582	55,320
TiVo, Inc.*	9,600	97,728
Trend Micro, Inc.	200	7,601
VanceInfo Technologies, Inc. (ADR)*	12,000	230,520

		9,700,304

Materials 3.0%
Chemicals 1.4%
A. Schulman, Inc.	12,400	250,232
Agrium, Inc.	100	6,255
Air Liquide SA	413	48,752
Akzo Nobel NV	862	56,817
Asahi Kasei Corp.	2,000	9,994
Ashland, Inc.	13,300	526,946
Balchem Corp.	2,500	83,775
BASF SE	6,979	432,883
Cabot Corp.	6,600	173,118
Celanese Corp. "A"	12,150	390,015
E.I. du Pont de Nemours & Co.	18,100	609,427
Givaudan SA (Registered)*	20	15,917
Huntsman Corp.	57,200	645,788
Innophos Holdings, Inc.	2,100	48,279
JSR Corp.	300	6,081
K+S AG	98	5,634
Koninklijke DSM NV	545	26,722
Kuraray Co., Ltd.	500	5,853
Linde AG	124	14,925
Lubrizol Corp.	7,700	561,715
Mitsubishi Chemical Holdings Corp.	1,500	6,321
Mitsubishi Gas Chemical Co., Inc.	1,000	5,022
Mitsubishi Rayon Co., Ltd.	2,000	8,002
Monsanto Co.	16,900	1,381,575
NewMarket Corp.	300	34,431
Nitto Denko Corp.	200	7,127
Omnova Solutions, Inc.*	25,200	154,476
Orica Ltd.	303	7,023
PolyOne Corp.*	30,100	224,847
Potash Corp. of Saskatchewan, Inc.	200	21,903
Quaker Chemical Corp.	1,200	24,768
Shin-Etsu Chemical Co., Ltd.	6,501	366,432
Showa Denko KK	7,000	13,960
Solvay SA	627	67,595
Stepan Co.	2,200	142,582
Sumitomo Chemical Co., Ltd.	2,000	8,729
Syngenta AG (Registered)	240	67,252
Teijin Ltd.	2,000	6,429
The Mosaic Co.	14,250	851,153
Toray Industries, Inc.	2,000	10,776
Ube Industries Ltd.	2,000	5,476
Umicore	1,199	39,927
Yara International ASA	2,160	97,804

		7,472,738
Construction Materials 0.1%
CRH PLC (b)	12,836	347,697
CRH PLC (b)	4,559	124,620
HeidelbergCement AG	153	10,524
Holcim Ltd. (Registered)	596	46,200
Lafarge SA	359	29,523
Martin Marietta Materials, Inc.	1,200	107,292

		665,856

Containers & Packaging 0.1%
AEP Industries, Inc.*	1,900	72,732
Bway Holding Co.*	2,673	51,375
FP Corp.	2,100	94,694
Owens-Illinois, Inc.*	11,000	361,570
Toyo Seikan Kaisha Ltd.	500	7,566

		587,937
Metals & Mining 0.9%
Agnico-Eagle Mines Ltd.	100	5,442
Anglo American PLC*	991	42,889
ArcelorMittal	10,359	469,832
Barrick Gold Corp.	700	27,750
BHP Billiton Ltd.	15,033	575,670
BHP Billiton PLC	1,351	43,155
Cliffs Natural Resources, Inc.	11,400	525,426
Commercial Metals Co.	6,700	104,855
First Quantum Minerals Ltd.	100	7,674
Freeport-McMoRan Copper & Gold, Inc.*	9,300	746,697
Goldcorp, Inc.	500	19,769
JFE Holdings, Inc.	800	31,504
Kinross Gold Corp.	500	9,260
Kobe Steel Ltd.*	4,000	7,245
Mitsubishi Materials Corp.*	2,000	4,897
Newcrest Mining Ltd.	392	12,286
Nippon Steel Corp.	9,000	36,386
Nisshin Steel Co., Ltd.	2,000	3,537
Norsk Hydro ASA*	9,900	82,297
Outokumpu Oyj	1,252	23,542
Randgold Resources Ltd. (ADR)	1,700	134,504
Rautaruukki Oyj	915	21,009
Reliance Steel & Aluminum Co.	8,700	376,014
Rio Tinto Ltd.	278	18,394
Rio Tinto PLC	6,552	353,129
SSAB AB "A"	1,952	33,001
SSAB AB "B"	1,129	17,451
Sumitomo Metal Industries Ltd.	8,000	21,329
Sumitomo Metal Mining Co., Ltd.	1,000	14,741
Teck Resources Ltd. "B"*	424	14,927
ThyssenKrupp AG	312	11,751
Vista Gold Corp.*	22,200	54,390
voestalpine AG	7,208	262,838
Walter Energy, Inc.	300	22,593
Xstrata PLC*	27,905	491,511
Yamana Gold, Inc.	400	4,590

		4,632,285
Paper & Forest Products 0.5%
Clearwater Paper Corp.*	4,271	234,777
Domtar Corp.*	4,700	260,427
Holmen AB "B"	501	12,779
International Paper Co.	71,200	1,906,736
Nippon Paper Group, Inc.	400	10,208
Oji Paper Co., Ltd.	2,000	8,330
Schweitzer-Mauduit International, Inc.	4,800	337,680
Stora Enso Oyj "R"*	5,482	38,426
Svenska Cellulosa AB "B"	5,743	76,714

UPM-Kymmene Oyj	4,812	57,229

		2,943,306
Telecommunication Services 2.2%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	173,000	4,849,190
Atlantic Tele-Network, Inc.	1,600	88,016
BCE, Inc.	2,200	61,003
Belgacom SA	4,741	171,007
BT Group PLC	13,010	28,170
Cable & Wireless PLC	4,236	9,567
Deutsche Telekom AG (Registered)	37,661	556,216
France Telecom SA	9,389	234,419
HickoryTech Corp.	2,200	19,426
Iliad SA	92	10,960
Koninklijke (Royal) KPN NV	15,299	259,498
Nippon Telegraph & Telephone Corp.	3,300	129,806
PAETEC Holding Corp.*	3,300	13,695
Qwest Communications International, Inc.	190,500	802,005
Singapore Telecommunications Ltd.	54,000	118,917
Swisscom AG (Registered)	720	274,572
Tele2 AB "B"	1,092	16,729
Telecom Italia SpA	115,684	179,419
Telecom Italia SpA (RSP)	70,514	77,822
Telefonica SA	21,305	593,803
Telenor ASA*	10,300	144,475
TeliaSonera AB	6,988	50,451
Telstra Corp., Ltd.	44,262	135,644
Telus Corp.	300	9,784
Telus Corp. (Non-Voting Shares)	300	9,394
Verizon Communications, Inc.	32,600	1,080,038

		9,924,026
Wireless Telecommunication Services 0.4%
American Tower Corp. "A"*	21,300	920,373
China Mobile Ltd.	46,028	429,032
KDDI Corp.	19	100,194
Millicom International Cellular SA (SDR)	276	20,465
Mobistar SA	914	62,504
NTT DoCoMo, Inc.	100	139,302
Rogers Communications, Inc. "B"	1,400	43,760
Softbank Corp.	5,000	116,864
USA Mobility, Inc.	11,900	131,019
Vodafone Group PLC	95,931	222,147

		2,185,660
Utilities 2.0%
Electric Utilities 1.3%
Acciona SA	84	10,910
Allegheny Energy, Inc.	11,200	262,976
Cheung Kong Infrastructure Holdings Ltd.	2,000	7,591
Chubu Electric Power Co., Inc.	2,800	66,726
Chugoku Electric Power Co., Inc.	1,000	19,071
CLP Holdings Ltd.	7,500	50,677
E.ON AG	10,435	435,637
Edison International	12,400	431,272

EDP - Energias de Portugal SA	13,932	61,663
Electricite de France	4,674	278,128
Enel SpA	12,496	72,563
Exelon Corp.	44,500	2,174,715
FirstEnergy Corp.	34,300	1,593,235
Fortis, Inc.	2,100	57,588
Fortum Oyj	20,197	547,158
FPL Group, Inc.	5,750	303,715
Hokkaido Electric Power Co., Inc.	900	16,333
Hokuriku Electric Power Co.	700	15,232
HongKong Electric Holdings Ltd.	4,500	24,422
Iberdrola SA	5,357	50,996
Kansai Electric Power Co., Inc.	3,200	72,131
Kyushu Electric Power Co., Inc.	1,500	30,848
MGE Energy, Inc.	600	21,444
Red Electrica Corporacion SA	185	10,253
Scottish & Southern Energy PLC	1,761	32,908
Shikoku Electric Power Co., Inc.	700	18,056
SP Ausnet	62,417	51,118
Terna - Rete Elettrica Nationale SpA	4,601	19,797
Tohoku Electric Power Co., Inc.	1,500	29,649
Tokyo Electric Power Co., Inc.	5,000	125,328

		6,892,140
Gas Utilities 0.1%
Chesapeake Utilities Corp.	400	12,820
Enagas	468	10,358
Gas Natural SDG SA	529	11,387
Hong Kong & China Gas Co., Ltd.	16,900	42,194
National Fuel Gas Co.	1,800	90,000
Nicor, Inc.	4,400	185,240
Osaka Gas Co., Ltd.	7,000	23,584
Piedmont Natural Gas Co., Inc.	10,500	280,875
Snam Rete Gas SpA	5,100	25,361
Southwest Gas Corp.	5,400	154,062
Toho Gas Co., Ltd.	3,000	15,911
Tokyo Gas Co., Ltd.	9,000	35,878

		887,670
Independent Power Producers & Energy Traders 0.4%
AES Corp.*	28,400	378,004
Constellation Energy Group, Inc.	2,900	101,993
EDP Renovaveis SA*	1,453	13,735
Electric Power Development Co., Ltd.	500	14,178
Iberdrola Renovables SA	2,330	11,101
International Power PLC	3,510	17,367
NRG Energy, Inc.*	60,059	1,417,993
TransAlta Corp.	2,500	56,127

		2,010,498
Multi-Utilities 0.2%
A2A SpA	2,449	5,126
AGL Energy Ltd.	21,467	270,033
Canadian Utilities Ltd. "A"	900	37,649
Centrica PLC	8,984	40,575
GDF Suez	1,113	48,286
MDU Resources Group, Inc.	9,500	224,200

National Grid PLC	4,356	47,616
Public Service Enterprise Group, Inc.	12,500	415,625
RWE AG	338	32,846
Suez Environnement Co.	371	8,571
United Utilities Group PLC	1,142	9,086
Veolia Environnement	508	16,704

		1,156,317
Water Utilities 0.0%
American States Water Co.	4,600	162,886

Total Common Stocks (Cost $261,392,203)		304,420,089
Preferred Stocks 0.0%
Consumer Discretionary 0.0%
Porsche Automobil Holding SE	80	5,025
Volkswagen AG	92	8,648

		13,673
Consumer Staples 0.0%
Henkel AG & Co. KGaA	2,874	149,628

Total Preferred Stocks (Cost $146,971)		163,301
Rights 0.0%
Energy 0.0%
Woodside Petroleum Ltd., Expiration Date 1/29/2010*	670	3,069
Financials 0.0%
Fortis, Expiration Date 7/4/2014*	9,978	0

Total Rights (Cost $0)		3,069
Warrants 0.1%
Financials
Mediobanca SpA, Expiration Date 3/18/2011*	451	315
UBS AG, Expiration Date 8/31/2011*	210,587	471,834

Total Warrants (Cost $323,651)		472,149
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 9.9%
Consumer Discretionary 1.1%
AMC Entertainment, Inc., 8.0%, 3/1/2014	70,000	66,850
American Achievement Corp., 144A, 8.25%, 4/1/2012	20,000	19,950
Ameristar Casinos, Inc., 144A, 9.25%, 6/1/2014	30,000	31,125
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	45,000	42,412
8.0%, 3/15/2014	20,000	19,650
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	135,000	135,675
Brunswick Corp., 144A, 11.25%, 11/1/2016	20,000	22,500
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **	35,000	5,206
Carrols Corp., 9.0%, 1/15/2013	25,000	25,375
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 9.25%, 12/15/2017	10,000	10,200
Series B, 144A, 9.25%, 12/15/2017	10,000	10,300

Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022		95,000	122,184
Cox Communications, Inc., 144A, 8.375%, 3/1/2039		560,000	697,300
CSC Holdings LLC, 6.75%, 4/15/2012		4,000	4,130
DirecTV Holdings LLC, 7.625%, 5/15/2016		100,000	109,250
DISH DBS Corp.:
6.375%, 10/1/2011		70,000	72,275
6.625%, 10/1/2014		65,000	65,569
7.125%, 2/1/2016		50,000	51,062
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		40,000	400
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		20,000	22,100
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		40,000	38,450
Group 1 Automotive, Inc., 8.25%, 8/15/2013		20,000	19,900
Harrah's Operating Co., Inc., 144A, 11.25%, 6/1/2017		30,000	31,388
Hertz Corp., 8.875%, 1/1/2014		80,000	81,800
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		25,000	22,250
Lamar Media Corp., Series C, 6.625%, 8/15/2015		10,000	9,600
Levi Strauss & Co., 8.625%, 4/1/2013	EUR	50,000	71,677
Neiman Marcus Group, Inc.:
9.0%, 10/15/2015 (PIK)		10,243	10,013
10.375%, 10/15/2015		40,000	39,200
News America, Inc., 7.85%, 3/1/2039		415,000	485,437
Norcraft Holdings LP, 9.75%, 9/1/2012		57,000	54,720
Penn National Gaming, Inc., 144A, 8.75%, 8/15/2019		15,000	15,338
Penske Automotive Group, Inc., 7.75%, 12/15/2016		75,000	72,562
Reader's Digest Association, Inc., 9.0%, 2/15/2017 **		25,000	281
Sabre Holdings Corp., 8.35%, 3/15/2016		40,000	36,450
Seminole Hard Rock Entertainment, Inc., 144A, 2.754% ***, 3/15/2014		50,000	41,187
Simmons Co., 10.0%, 12/15/2014 **		125,000	10,000
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		65,000	64,675
TCI Communications, Inc., 8.75%, 8/1/2015		543,000	643,342
Time Warner Cable, Inc.:
6.75%, 7/1/2018 (c)		490,000	538,296
6.75%, 6/15/2039 (c)		115,000	120,440
Time Warner, Inc.:
5.5%, 11/15/2011		425,000	451,213
7.7%, 5/1/2032		235,000	275,969
9.125%, 1/15/2013		535,000	620,778
Travelport LLC:
4.881% ***, 9/1/2014		35,000	31,719
9.875%, 9/1/2014		25,000	25,813
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		10,000	206
United Components, Inc., 9.375%, 6/15/2013		5,000	4,825
Unity Media GmbH, 144A, 8.75%, 2/15/2015	EUR	60,000	89,454
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	50,000	69,527
144A, 8.0%, 11/1/2016	EUR	100,000	136,904
Viacom, Inc., 6.75%, 10/5/2037		360,000	371,403
Videotron Ltd., 9.125%, 4/15/2018		15,000	16,500
WMG Acquisition Corp., 144A, 9.5%, 6/15/2016		30,000	32,137

			6,066,967
Consumer Staples 0.3%
Alliance One International, Inc., 144A, 10.0%, 7/15/2016		20,000	21,000
CVS Caremark Corp., 6.302%, 6/1/2037		1,336,000	1,152,300
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		20,000	20,300
Great Atlantic & Pacific Tea Co., Inc., 144A, 11.375%, 8/1/2015		25,000	26,313

Ingles Markets, Inc., 8.875%, 5/15/2017	20,000	20,800
Rite Aid Corp., 7.5%, 3/1/2017	30,000	28,200
Smithfield Foods, Inc., 144A, 10.0%, 7/15/2014	45,000	48,825
SUPERVALU, Inc., 8.0%, 5/1/2016	15,000	15,225

		1,332,963
Energy 0.9%
Atlas Energy Operating Co., LLC, 10.75%, 2/1/2018	80,000	88,400
Belden & Blake Corp., 8.75%, 7/15/2012	205,000	191,675
Boardwalk Pipelines LP, 5.75%, 9/15/2019	345,000	340,173
Bristow Group, Inc., 7.5%, 9/15/2017	35,000	34,650
Chaparral Energy, Inc., 8.5%, 12/1/2015	65,000	57,363
Chesapeake Energy Corp.:
6.25%, 1/15/2018	30,000	28,800
6.875%, 1/15/2016	60,000	60,000
6.875%, 11/15/2020	20,000	19,300
7.25%, 12/15/2018	50,000	50,375
Colorado Interstate Gas Co., 6.8%, 11/15/2015	20,000	22,081
Concho Resources, Inc., 8.625%, 10/1/2017	10,000	10,500
Continental Resources, Inc., 144A, 8.25%, 10/1/2019	10,000	10,500
El Paso Corp.:
7.25%, 6/1/2018	30,000	29,640
7.75%, 6/15/2010	15,000	15,157
9.625%, 5/15/2012	34,000	35,089
Energy Transfer Partners LP, 6.125%, 2/15/2017	305,000	316,352
Enogex LLC, 144A, 6.25%, 3/15/2020	555,000	542,975
Enterprise Products Operating LLC, 7.625%, 2/15/2012	35,000	38,687
EXCO Resources, Inc., 7.25%, 1/15/2011	60,000	59,850
Frontier Oil Corp., 6.625%, 10/1/2011	25,000	25,156
Holly Corp., 144A, 9.875%, 6/15/2017	35,000	36,838
KCS Energy, Inc., 7.125%, 4/1/2012	155,000	155,387
Kinder Morgan Energy Partners LP:
6.5%, 9/1/2039 (c)	240,000	241,875
6.85%, 2/15/2020 (c)	170,000	188,577
Linn Energy LLC, 144A, 11.75%, 5/15/2017	50,000	56,125
Mariner Energy, Inc.:
7.5%, 4/15/2013	35,000	34,825
8.0%, 5/15/2017	25,000	24,000
Midcontinent Express Pipeline LLC, 144A, 6.7%, 9/15/2019	310,000	317,952
Newfield Exploration Co., 7.125%, 5/15/2018	60,000	60,600
OPTI Canada, Inc.:
7.875%, 12/15/2014	80,000	65,600
8.25%, 12/15/2014	90,000	74,137
Petrohawk Energy Corp.:
7.875%, 6/1/2015	20,000	20,200
9.125%, 7/15/2013	20,000	20,900
Plains Exploration & Production Co.:
7.0%, 3/15/2017	40,000	39,300
7.625%, 6/1/2018	70,000	71,575
8.625%, 10/15/2019	10,000	10,275
Quicksilver Resources, Inc., 7.125%, 4/1/2016	110,000	102,575
Regency Energy Partners LP, 8.375%, 12/15/2013	50,000	51,750
Southwestern Energy Co., 7.5%, 2/1/2018	10,000	10,600
Stone Energy Corp.:
6.75%, 12/15/2014	60,000	53,550
8.25%, 12/15/2011	110,000	109,587
Talisman Energy, Inc.:

5.85%, 2/1/2037		115,000	109,876
6.25%, 2/1/2038		125,000	125,141
Whiting Petroleum Corp.:
7.25%, 5/1/2012		45,000	45,225
7.25%, 5/1/2013		5,000	5,038
Williams Companies, Inc.:
7.125%, 9/1/2011		295,000	315,269
8.125%, 3/15/2012		135,000	147,618
Williams Partners LP, 7.5%, 6/15/2011		315,000	322,082

			4,793,200
Financials 4.2%
AgriBank FCB, 9.125%, 7/15/2019		500,000	549,476
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		85,000	72,356
ANZ National International Ltd.:
144A, 2.375%, 12/21/2012		750,000	744,537
144A, 6.2%, 7/19/2013		400,000	430,614
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		52,000	15,600
Bank of America Corp., 5.75%, 12/1/2017		445,000	455,688
Barclays Bank PLC:
2.5%, 1/23/2013		500,000	499,424
Series 1, 5.0%, 9/22/2016		800,000	817,450
6.75%, 5/22/2019		106,000	118,236
Barrick Australian Finance Pty Ltd., 5.95%, 10/15/2039		460,000	448,941
Boston Properties LP, (REIT), 2.875%, 2/15/2037		530,000	520,062
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014 **		20,000	3,500
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		45,000	46,350
Case New Holland, Inc., 144A, 7.75%, 9/1/2013		25,000	25,563
Citigroup, Inc.:
5.0%, 9/15/2014		45,000	43,381
6.01%, 1/15/2015		317,000	323,688
6.5%, 8/19/2013		520,000	553,900
8.5%, 5/22/2019		354,000	408,783
Corp. Andina de Fomento, 8.125%, 6/4/2019 (c)		218,000	251,895
Discover Financial Services, 10.25%, 7/15/2019		432,000	505,167
DuPont Fabros Technology LP, (REIT), 144A, 8.5%, 12/15/2017		35,000	35,569
E*TRADE Financial Corp.:
7.375%, 9/15/2013		85,000	79,156
12.5%, 11/30/2017 (PIK)		21,000	23,861
Enel Finance International SA:
144A, 5.125%, 10/7/2019		330,000	332,038
144A, 6.25%, 9/15/2017		280,000	307,853
Erac USA Finance Co.:
144A, 5.8%, 10/15/2012		420,000	440,390
144A, 8.0%, 1/15/2011		1,180,000	1,237,238
ERP Operating LP, 3.85%, 8/15/2026		315,000	311,850
Farmers Exchange Capital, 144A, 7.2%, 7/15/2048		760,000	624,924
FCE Bank PLC, 9.375%, 1/17/2014	EUR	50,000	72,215
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		290,000	292,869
9.875%, 8/10/2011		120,000	125,643
FPL Group Capital, Inc., 6.65%, 6/15/2067 (c)		282,000	263,670

GMAC, Inc.:
144A, 6.875%, 9/15/2011		186,000	183,210
144A, 7.0%, 2/1/2012		95,000	93,575

144A, 7.75%, 1/19/2010		75,000	75,000
iPayment, Inc., 9.75%, 5/15/2014		40,000	33,250
JPMorgan Chase & Co., 6.4%, 5/15/2038		500,000	550,388
Massachusetts Mutual Life Insurance Co., 144A, 8.875%, 6/1/2039		303,000	371,614
Merrill Lynch & Co., Inc.:
Series C, 5.45%, 2/5/2013 (c)		120,000	126,273
Series C, 5.45%, 7/15/2014		49,000	51,206
6.22%, 9/15/2026		100,000	95,595
Series C, 6.4%, 8/28/2017		218,000	229,418
6.875%, 4/25/2018		365,000	393,265
Metropolitan Life Global Funding I, 144A, 5.125%, 4/10/2013		695,000	736,276
Morgan Stanley:
5.05%, 1/21/2011		700,000	726,030
Series F, 6.0%, 4/28/2015		975,000	1,038,591
National City Corp., 4.0%, 2/1/2011 (c)		785,000	799,719
National Money Mart Co., 144A, 10.375%, 12/15/2016		65,000	66,462
Nationwide Mutual Insurance Co., 144A, 9.375%, 8/15/2039		311,000	328,311
NiSource Finance Corp., 7.875%, 11/15/2010		275,000	288,299
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		100,000	90,500
Pacific Life Insurance Co., 144A, 9.25%, 6/15/2039		320,000	369,516
Pinnacle Foods Finance LLC:
9.25%, 4/1/2015		30,000	30,450
144A, 9.25%, 4/1/2015		30,000	30,450
PPL Capital Funding, Inc., Series A, 6.7%, 3/30/2067		600,000	519,000
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		5,000	5,275
Raymond James Financial, Inc., 8.6%, 8/15/2019		220,000	238,008
Reinsurance Group of America, Inc., 6.45%, 11/15/2019		372,000	370,779
Rio Tinto Finance (USA) Ltd., 6.5%, 7/15/2018		575,000	631,626
Sprint Capital Corp.:
7.625%, 1/30/2011		30,000	30,712
8.375%, 3/15/2012		115,000	119,025
Standard Pacific Escrow LLC, 144A, 10.75%, 9/15/2016		25,000	25,500
Telecom Italia Capital SA:
5.25%, 10/1/2015		100,000	104,555
7.175%, 6/18/2019		290,000	323,310
The Goldman Sachs Group, Inc., 6.25%, 9/1/2017		540,000	579,104
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		105,000	525
UCI Holdco, Inc., 9.25% ***, 12/15/2013 (PIK)		59,244	50,357
UDR, Inc., Series E, (REIT), 3.9%, 3/15/2010		305,000	305,183
Virgin Media Finance PLC, 8.75%, 4/15/2014		28,000	28,910
Wells Fargo & Co.:
Series I, 3.75%, 10/1/2014 (c)		336,000	335,010
4.375%, 1/31/2013		310,000	321,991
Wind Acquisition Finance SA:
144A, 11.0%, 12/1/2015	EUR	100,000	154,107
144A, 12.0%, 12/1/2015		75,000	80,250
Xstrata Finance Canada Ltd., 144A, 5.8%, 11/15/2016		711,000	728,744

			22,641,256
Health Care 0.3%
Amgen, Inc., Zero Coupon, 3/1/2032		315,000	233,100
Community Health Systems, Inc., 8.875%, 7/15/2015		180,000	186,300
HCA, Inc.:
144A, 8.5%, 4/15/2019		105,000	113,137
9.125%, 11/15/2014		90,000	94,950
9.25%, 11/15/2016		190,000	204,012
9.625%, 11/15/2016 (PIK)		68,000	73,610

HEALTHSOUTH Corp., 10.75%, 6/15/2016	25,000	27,188
IASIS Healthcare LLC, 8.75%, 6/15/2014	70,000	70,875
Quest Diagnostics, Inc., 5.75%, 1/30/2040	270,000	262,028
Roche Holdings, Inc., 144A, 6.0%, 3/1/2019	275,000	302,184
The Cooper Companies, Inc., 7.125%, 2/15/2015	75,000	72,938
Valeant Pharmaceuticals International, 144A, 8.375%, 6/15/2016	25,000	25,750
Vanguard Health Holding Co. I, LLC, 11.25%, 10/1/2015	15,000	15,788
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014	125,000	129,531

		1,811,391
Industrials 0.4%
Acco Brands Corp., 144A, 10.625%, 3/15/2015	10,000	11,000
Actuant Corp., 6.875%, 6/15/2017	25,000	23,781
ARAMARK Corp., 8.5%, 2/1/2015	15,000	15,450
BE Aerospace, Inc., 8.5%, 7/1/2018	70,000	74,200
Belden, Inc., 7.0%, 3/15/2017	30,000	29,213
Bombardier, Inc., 144A, 6.3%, 5/1/2014	100,000	99,000
Cenveo Corp., 144A, 10.5%, 8/15/2016	35,000	35,875
Clean Harbors, Inc., 7.625%, 8/15/2016	20,000	20,275
Corrections Corp. of America, 7.75%, 6/1/2017	10,000	10,300
CSX Corp., 7.375%, 2/1/2019 (c)	300,000	342,725
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014	45,000	46,744
Esco Corp., 144A, 4.129% ***, 12/15/2013	35,000	31,894
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	30,000	29,850
Iron Mountain, Inc., 8.375%, 8/15/2021	40,000	41,300
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012	30,000	25,200
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014	60,000	58,500
7.625%, 12/1/2013	210,000	206,850
9.375%, 5/1/2012	95,000	98,562
Kansas City Southern Railway Co., 8.0%, 6/1/2015	65,000	67,356
McJunkin Red Man Corp., 144A, 9.5%, 12/15/2016	50,000	48,875
Mobile Mini, Inc., 9.75%, 8/1/2014	40,000	41,600
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	60,000	59,700
Owens Corning, Inc., 9.0%, 6/15/2019	40,000	44,607
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017 **	110,000	10,313
RBS Global, Inc. & Rexnord Corp., 9.5%, 8/1/2014	35,000	35,087
Spirit AeroSystems, Inc., 144A, 7.5%, 10/1/2017	20,000	19,700
Titan International, Inc., 8.0%, 1/15/2012	130,000	127,400
TransDigm, Inc., 7.75%, 7/15/2014	20,000	20,250
United Rentals North America, Inc.:
6.5%, 2/15/2012	80,000	79,800
7.0%, 2/15/2014	105,000	95,025
USG Corp., 144A, 9.75%, 8/1/2014	20,000	21,350
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011	30,000	29,587

		1,901,369
Information Technology 0.2%
Advanced Micro Devices, Inc., 5.75%, 8/15/2012	17,000	16,766
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	45,000	32,231
Cisco Systems, Inc., 4.45%, 1/15/2020 (c)	380,000	372,774
Freescale Semiconductor, Inc., 8.875%, 12/15/2014	40,000	36,700
Jabil Circuit, Inc., 7.75%, 7/15/2016	10,000	10,500
L-3 Communications Corp.:
5.875%, 1/15/2015	85,000	84,894
Series B, 6.375%, 10/15/2015	60,000	60,225

MasTec, Inc., 7.625%, 2/1/2017		50,000	48,062
Oracle Corp., 6.125%, 7/8/2039 (c)		280,000	294,010
SunGard Data Systems, Inc., 10.25%, 8/15/2015		135,000	143,775

			1,099,937
Materials 0.9%
Airgas, Inc., 144A, 7.125%, 10/1/2018		415,000	432,637
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015		20,000	16,925
ARCO Chemical Co., 9.8%, 2/1/2020 **		285,000	202,350
Ashland, Inc., 144A, 9.125%, 6/1/2017		60,000	65,850
Ball Corp.:
7.125%, 9/1/2016		10,000	10,250
7.375%, 9/1/2019		10,000	10,275
Chevron Phillips Chemical Co., LLC, 144A, 8.25%, 6/15/2019		285,000	335,430
Clondalkin Acquisition BV, 144A, 2.254% ***, 12/15/2013		75,000	66,281
CPG International I, Inc., 10.5%, 7/1/2013		60,000	56,700
Crown Americas LLC, 144A, 7.625%, 5/15/2017		10,000	10,375
Domtar Corp., 10.75%, 6/1/2017		30,000	35,250
Dow Chemical Co., 8.55%, 5/15/2019		30,000	35,794
Eastman Chemical Co., 7.25%, 1/15/2024		285,000	308,853
Exopack Holding Corp., 11.25%, 2/1/2014		130,000	132,112
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015		90,000	98,100
8.375%, 4/1/2017		175,000	191,625
Georgia Gulf Corp., 144A, 9.0%, 1/15/2017		10,000	10,100
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		35,000	35,438
9.5%, 12/1/2011		30,000	32,400
Graphic Packaging International, Inc., 9.5%, 6/15/2017		65,000	68,900
Hexcel Corp., 6.75%, 2/1/2015		155,000	148,800
Huntsman International LLC, 144A, 6.875%, 11/15/2013	EUR	210,000	279,220
Innophos, Inc., 8.875%, 8/15/2014		15,000	15,225
International Paper Co., 7.5%, 8/15/2021		460,000	515,417
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		15,000	10,950
NewMarket Corp., 7.125%, 12/15/2016		80,000	78,000
NewPage Corp., 144A, 11.375%, 12/31/2014		50,000	50,500
Novelis, Inc.:
7.25%, 2/15/2015		20,000	19,050
144A, 11.5%, 2/15/2015		30,000	32,138
Nucor Corp., 6.4%, 12/1/2037		300,000	322,106
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		85,000	87,762
Rohm & Haas Co., 6.0%, 9/15/2017		480,000	495,327
Silgan Holdings, Inc., 7.25%, 8/15/2016		30,000	30,825
Teck Resources Ltd.:
9.75%, 5/15/2014		30,000	34,613
10.25%, 5/15/2016		30,000	34,950
10.75%, 5/15/2019		75,000	89,625
The Mosaic Co.:
144A, 7.375%, 12/1/2014		110,000	117,761
144A, 7.625%, 12/1/2016		295,000	322,446
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		55,000	55,413
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		66,372	56,582

			4,952,355
Telecommunication Services 0.4%
BCM Ireland Preferred Equity Ltd., 144A, 7.714% ***, 2/15/2017 (PIK)	EUR	59,797	36,936
Centennial Communications Corp., 10.0%, 1/1/2013		25,000	26,250

CenturyTel, Inc., Series P, 7.6%, 9/15/2039 (c)		285,000	292,079
Cincinnati Bell, Inc., 8.375%, 1/15/2014		40,000	40,700
Cricket Communications, Inc.:
9.375%, 11/1/2014		135,000	135,675
10.0%, 7/15/2015		70,000	70,962
Frontier Communications Corp.:
6.25%, 1/15/2013		32,000	32,080
8.125%, 10/1/2018		5,000	5,063
Hellas Telecommunications Luxembourg V, 144A, 4.742% ***, 10/15/2012	EUR	200,000	235,102
Intelsat Corp., 9.25%, 6/15/2016		260,000	268,450
iPCS, Inc., 2.406% ***, 5/1/2013		15,000	14,025
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		175,000	177,187
Millicom International Cellular SA, 10.0%, 12/1/2013		155,000	160,425
Qwest Communications International, Inc., 144A, 8.0%, 10/1/2015		30,000	30,825
Qwest Corp.:
7.875%, 9/1/2011		90,000	94,275
8.375%, 5/1/2016		188,000	201,630
8.875%, 3/15/2012		20,000	21,500
Stratos Global Corp., 9.875%, 2/15/2013		30,000	31,650
Telesat Canada, 11.0%, 11/1/2015		110,000	119,350
Vodafone Group PLC, 5.45%, 6/10/2019		290,000	300,299
Windstream Corp.:
7.0%, 3/15/2019		40,000	37,400
144A, 7.875%, 11/1/2017		65,000	64,187
8.625%, 8/1/2016		10,000	10,175

			2,406,225
Utilities 1.2%
AES Corp.:
8.0%, 6/1/2020		40,000	40,700
144A, 8.75%, 5/15/2013		260,000	266,500
Ameren Corp., 8.875%, 5/15/2014 (c)		350,000	393,128
AmerenEnergy Generating Co., 6.3%, 4/1/2020 (c)		295,000	289,675
Baltimore Gas & Electric Co., 6.35%, 10/1/2036 (c)		70,000	71,901
CMS Energy Corp., 8.5%, 4/15/2011		175,000	183,367
Constellation Energy Group, Inc.:
7.0%, 4/1/2012		275,000	298,384
7.6%, 4/1/2032 (c)		260,000	282,341
Dominion Resources, Inc.:
Series 06-B, 6.3%, 9/30/2066 (c)		345,000	303,600
7.5%, 6/30/2066		220,000	213,400
Energy East Corp., 6.75%, 6/15/2012		970,000	1,060,158
Energy Future Holdings Corp.:
10.875%, 11/1/2017		100,000	81,750
11.25%, 11/1/2017 (PIK)		53,000	37,497
FirstEnergy Solutions Corp., 6.05%, 8/15/2021		340,000	342,994
Integrys Energy Group, Inc., 6.11%, 12/1/2066		795,000	663,825
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		35,000	35,088
KCP&L Greater Missouri Operations Co., 11.875%, 7/1/2012		215,000	248,961
Kinder Morgan, Inc., 6.5%, 9/1/2012		60,000	62,400
Mirant Americas Generation LLC, 8.3%, 5/1/2011		90,000	92,250
Mirant North America LLC, 7.375%, 12/31/2013		25,000	24,719
NRG Energy, Inc.:
7.25%, 2/1/2014		80,000	81,000
7.375%, 2/1/2016		70,000	70,087
7.375%, 1/15/2017		95,000	95,237
NV Energy, Inc.:

6.75%, 8/15/2017	40,000	38,971
8.625%, 3/15/2014	15,000	15,544
Pepco Holdings, Inc., 6.45%, 8/15/2012	640,000	686,893
Petronas Global Sukuk Ltd., 144A, 4.25%, 8/12/2014	125,000	125,291
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015	100,000	81,000
Western Power Distribution Holdings Ltd., 144A, 7.375%, 12/15/2028	215,000	204,171
Wisconsin Energy Corp., Series A, 6.25%, 5/15/2067	290,000	258,100

		6,648,932

Total Corporate Bonds (Cost $51,595,111)		53,654,595
Asset-Backed 0.1%
Automobile Receivables 0.1%
AmeriCredit Automobile Receivables Trust, "A4", Series 2005-DA, 5.02%, 11/6/2012	233,486	238,642
Home Equity Loans 0.0%
Bayview Financial Acquisition Trust, "1A1", Series 2006-A, 5.614%, 2/28/2041	44,813	44,171
Countrywide Asset-Backed Certificates, "AF3", Series 2005-1, 4.575%, 7/25/2035	12,288	12,219

		56,390

Total Asset-Backed (Cost $283,229)		295,032
Mortgage-Backed Securities Pass-Throughs 4.6%
Federal Home Loan Mortgage Corp.:
4.5%, 11/1/2018	813,875	845,985
5.5%, 10/1/2023	605,235	638,806
6.0%, with various maturities from 1/1/2038 until 3/1/2038	2,472,669	2,628,762
6.5%, with various maturities from 1/1/2035 until 8/1/2038	1,269,139	1,371,758
Federal National Mortgage Association:
4.5%, with various maturities from 7/1/2020 until 10/1/2033	2,593,080	2,645,890
5.0%, with various maturities from 9/1/2033 until 7/1/2035 (d)	1,583,622	1,629,244
5.5%, with various maturities from 1/1/2020 until 9/1/2036	7,207,476	7,597,492
6.0%, with various maturities from 1/1/2024 until 4/1/2039 (d)	4,071,880	4,328,268
6.5%, with various maturities from 5/1/2023 until 6/1/2036 (d)	2,493,082	2,676,957
Government National Mortgage Association, 5.5%, 1/15/2039	351,983	369,719

Total Mortgage-Backed Securities Pass-Throughs (Cost $23,751,600)		24,732,881
Commercial Mortgage-Backed Securities 1.6%
Banc of America Commercial Mortgage, Inc.:
"ASB", Series 2005-3, 4.589%, 7/10/2043	414,509	418,055
"A4", Series 2007-1, 5.451%, 1/15/2049	412,000	363,323
"A4", Series 2007-2, 5.689% ***, 4/10/2049	250,000	215,447
"ASB", Series 2008-1, 6.173%, 2/10/2051	550,000	549,844
Banc of America Large Loan, Inc., "A4A", Series 2009-UB1, 144A, 5.615% ***, 6/24/2050	300,000	272,424
Bear Stearns Commercial Mortgage Securities, Inc.:
"AAB", Series 2005-PWR7, 4.98%, 2/11/2041	300,000	305,955
"A4", Series 2007-T26, 5.471%, 1/12/2045	350,000	331,247
"A4", Series 2007-PW17, 5.694%, 6/11/2050	1,180,000	1,033,181
Citigroup Commercial Mortgage Trust, "A1", Series 2007-C6, 5.622%, 12/10/2049	157,482	161,571
Citigroup/Deutsche Bank Commercial Mortgage Trust, "A4", Series 2007-CD5, 5.886%, 11/15/2044	430,000	384,949
CW Capital Cobalt Ltd., "AAB", Series 2007-C2, 5.416%, 4/15/2047	125,000	117,908
Greenwich Capital Commercial Funding Corp., "A4", Series 2007-GG9, 5.444%, 3/10/2039	470,000	415,266
JPMorgan Chase Commercial Mortgage Securities Corp.:
"ASB", Series 2007-CB20, 5.688%, 2/12/2051	350,000	340,203
"ASB", Series 2007-CB19, 5.729% ***, 2/12/2049	1,280,000	1,238,092
"A4", Series 2007-CB20, 5.794%, 2/12/2051	520,000	453,613
"A2", Series 2007-LD11, 5.803% ***, 6/15/2049	150,000	154,039

"A4", Series 2007-LD12, 5.882%, 2/15/2051	908,000	786,266
Merrill Lynch/Countrywide Commercial Mortgage Trust, "ASB", Series 2007-7, 5.745%, 6/12/2050	700,000	667,747
Wachovia Bank Commercial Mortgage Trust:
"APB", Series 2005-C20, 5.09%, 7/15/2042	220,000	222,734
"A4", Series 2006-C29, 5.308%, 11/15/2048	70,000	65,684

Total Commercial Mortgage-Backed Securities (Cost $7,779,748)		8,497,548
Collateralized Mortgage Obligations 5.1%
BCAP LLC Trust:
"2A1", Series 2009-RR3, 144A, 5.653% ***, 5/26/2037	524,318	506,651
"A1", Series 2009-RR2, 144A, 5.699% ***, 1/21/2038	496,661	467,835
Bear Stearns Adjustable Rate Mortgage Trust:
"3A1", Series 2007-5, 5.924% ***, 8/25/2047	1,050,701	686,648
"22A1", Series 2007-4, 5.971% ***, 6/25/2047	827,221	601,719
Chase Mortgage Finance Corp., "3A1", Series 2005-A1, 5.287% ***, 12/25/2035	847,365	689,525
Citigroup Mortgage Loan Trust, Inc.:
"6A1", Series 2009-6, 144A, 0.481% ***, 7/25/2036	306,614	268,719
"11A1", Series 2009-6, 144A, 0.581% ***, 5/25/2037	348,571	306,074
"7A1", Series 2009-5, 144A, 0.581% ***, 7/25/2036	467,570	397,691
"4A1", Series 2009-6, 144A, 5.595% ***, 4/25/2037	549,246	515,892
"1A1", Series 2009-5, 144A, 5.668% ***, 6/25/2037	280,942	263,768
Countrywide Alternative Loan Trust:
"A2", Series 2003-21T1, 5.25%, 12/25/2033	487,566	474,229
"A6", Series 2004-14T2, 5.5%, 8/25/2034	420,313	374,411
"1A1", Series 2004-J1, 6.0%, 2/25/2034	89,821	87,941
Credit Suisse Mortgage Capital Certificates:
"28A1", Series 2009-3R, 144A, 5.613% ***, 8/27/2037	251,798	241,844
"25A1", Series 2009-3R, 144A, 5.65% ***, 7/27/2036	724,997	674,685
"30A1", Series 2009-3R, 144A, 5.816% ***, 7/27/2037	659,676	630,147
Federal Home Loan Mortgage Corp.:
"NE", Series 2750, 5.0%, 4/15/2032	610,000	637,049
"YG", Series 2772, 5.0%, 7/15/2032	520,000	541,232
"EG", Series 2836, 5.0%, 12/15/2032	542,000	562,363
"PD", Series 2760, 5.0%, 12/15/2032	780,000	813,743
"NE", Series 2802, 5.0%, 2/15/2033	880,000	918,429
"OE", Series 2840, 5.0%, 2/15/2033	412,000	428,902
"PE", Series 2898, 5.0%, 5/15/2033	300,000	312,735
"XD", Series 2941, 5.0%, 5/15/2033	902,000	940,024
"PE", Series 2864, 5.0%, 6/15/2033	505,000	526,811
"BG", Series 2869, 5.0%, 7/15/2033	315,000	328,389
"ND", Series 3036, 5.0%, 5/15/2034	695,000	719,510
"PD", Series 2904, 5.5%, 3/15/2033	325,000	342,709
"XD", Series 2966, 5.5%, 9/15/2033	1,305,000	1,393,192
"OD", Series 3162, 6.0%, 6/15/2035	285,000	306,188
Federal National Mortgage Association:
"QK", Series 2003-37, 4.0%, 7/25/2027	10,031	10,005
"YD", Series 2005-94, 4.5%, 8/25/2033	1,445,000	1,470,789
"WD", Series 2003-106, 4.5%, 9/25/2020	295,000	306,335
"PC", Series 2009-86, 5.0%, 3/25/2037	910,000	953,434
"ND", Series 2005-101, 5.0%, 6/25/2034	520,000	542,710
GMAC Mortgage Corp. Loan Trust, "4A1", Series 2005-AR6, 5.415% ***, 11/19/2035	873,335	726,904
GS Mortgage Securities Corp., "2A1", Series 2009-3R, 144A, 5.2% ***, 7/25/2035	302,902	278,670
Jefferies & Co., "1A1", Series 2009-R9, 144A, 5.84% ***, 8/26/2046	492,533	448,736
JPMorgan Mortgage Trust:
"6A2", Series 2005-A8, 5.109% ***, 11/25/2035	489,951	444,622
"1A1", Series 2008-R2, 144A, 5.71% ***, 7/27/2037	565,201	395,641

"2A1" Series 2006-A5, 5.768% ***, 8/25/2036		804,997	569,693
JPMorgan Reremic:
"2A1", Series 2009-5, 144A, 5.28% ***, 1/26/2037		559,452	519,681
"A1", Series 2009-8, 144A, 5.708% ***, 4/20/2036		449,631	409,220
"3A1", Series 2009-5, 144A, 5.868% ***, 5/26/2037		389,199	361,981
"5A1", Series 2009-7, 144A, 6.0%, 2/27/2037		439,568	422,276
MASTR Adjustable Rate Mortgages Trust, "B1", Series 2004-13, 3.045% ***, 12/21/2034		1,327,700	518,579
Residential Accredit Loans, Inc., "A3", Series 2004-QS11, 5.5%, 8/25/2034		315,170	295,225
Washington Mutual Mortgage Pass-Through Certificates Trust, "1A1", Series 2006-AR18, 5.28% ***, 1/25/2037		1,007,830	740,795
Wells Fargo Mortgage Backed Securities Trust, "2A5", Series 2006-AR2, 5.01% ***, 3/25/2036		2,850,987	2,295,036

Total Collateralized Mortgage Obligations (Cost $29,743,163)			27,669,387
Government & Agency Obligations 9.4%
Other Government Related (e) 0.1%
Korea Gas Corp., 144A, 6.0%, 7/15/2014 (c)		300,000	324,697
Sovereign Bonds 3.2%
Federal Republic of Germany, 2.25%, 4/15/2013	EUR	348,127	528,751
Government of Canada, 4.0%, 12/1/2031	CAD	771,272	1,079,411
Government of France:
1.0%, 7/25/2017	EUR	398,775	570,320
1.6%, 7/25/2011	EUR	1,223,653	1,808,284
2.25%, 7/25/2020	EUR	433,387	671,574
3.15%, 7/25/2032	EUR	1,020,783	1,846,155
Government of Japan, Series 9, 1.1%, 9/10/2016	JPY	104,895,000	1,091,692
Government of Sweden, Series 3105, 3.5%, 12/1/2015	SEK	3,950,000	738,507
Republic of Italy, 2.1%, 9/15/2017	EUR	1,849,459	2,760,260
United Kingdom Treasury-Inflation Linked Bonds:
1.125%, 11/22/2037	GBP	806,272	1,460,598
1.25%, 11/22/2032	GBP	223,803	394,888
1.875%, 11/22/2022	GBP	619,606	1,105,471
2.0%, 1/26/2035	GBP	371,000	951,766
2.5%, 8/16/2013	GBP	200,000	841,174
2.5%, 7/26/2016	GBP	175,000	821,883
2.5%, 4/16/2020	GBP	158,000	748,693

			17,419,427
US Treasury Obligations 6.1%
US Treasury Bill, 0.19% ****, 3/18/2010 (f)		5,788,000	5,787,415
US Treasury Bonds:
4.25%, 5/15/2039 (c)		1,049,000	984,093
4.5%, 8/15/2039 (c)		737,000	720,303
US Treasury Inflation-Indexed Bonds:
2.375%, 1/15/2025		1,152,544	1,216,114
3.625%, 4/15/2028		878,100	1,085,346
3.875%, 4/15/2029		723,228	930,648
US Treasury Inflation-Indexed Notes:
1.875%, 7/15/2015		388,976	409,853
2.0%, 1/15/2014		409,472	433,017
2.0%, 1/15/2016		762,398	805,104
2.375%, 4/15/2011		1,606,408	1,653,847
2.375%, 1/15/2017		1,232,720	1,331,433
2.5%, 7/15/2016		802,808	874,244
US Treasury Notes:
2.625%, 12/31/2014		4,990,000	4,975,579

3.25%, 12/31/2016					8,600,000	8,527,433
3.375%, 11/15/2019 (c)					3,950,000	3,799,426

						33,533,855

Total Government & Agency Obligations (Cost $49,677,822)						51,277,979
Municipal Bonds and Notes 0.4%
California, Bay Area Toll Authority, Toll Bridge Revenue, Build America Bonds, 6.263%, 4/1/2049					390,000	375,605
Chicago, IL, Metropolitan Water Reclamation District, Greater Chicago, Build America Bonds, 5.72%, 12/1/2038 (g)					300,000	302,103
Hammond, IN, Redevelopment Authority Lease Rent Revenue, Hammond Marina Project, 5.57%, 2/1/2014 (h)					610,000	600,868
Missouri, State Highways & Transit Commission, State Road Revenue, Build America Bonds, 5.445%, 5/1/2033					455,000	437,255
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Build America Bonds, 7.336%, 11/15/2039					435,000	488,248
Tulare, CA, Sewer Revenue, Build America Bonds, 8.75%, 11/15/2044 (h)					95,000	95,232

Total Municipal Bonds and Notes (Cost $2,281,880)						2,299,311
Preferred Security 0.0%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $5,620)					10,000	6,800
					Shares	Value ($)

Exchange-Traded Funds 7.2%
iShares Barclays Aggregate Bond Fund					216,379	22,328,149
iShares MSCI Japan Index Fund					74,469	725,328
Vanguard Emerging Markets					395,707	16,223,987

Total Exchange-Traded Funds (Cost $31,215,717)						39,277,464
Securities Lending Collateral 1.8%
Daily Assets Fund Institutional, 0.17% (i) (j) (Cost $9,874,048)					9,874,048	9,874,048
Cash Equivalents 5.7%
Central Cash Management Fund, 0.14% (i) (Cost $31,085,641)					31,085,641	31,085,641
					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $499,156,404) †					101.9	553,729,294
Other Assets and Liabilities, Net (c)					(1.9)	(10,187,504)

Net Assets					100.0	543,541,790

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
ARCO Chemical Co.	9.8%	2/1/2020	285,000	USD	253,650	202,350

Buffalo Thunder Development Authority	9.375%	12/15/2014	20,000	USD	17,425	3,500
CanWest MediaWorks LP	9.25%	8/1/2015	35,000	USD	32,944	5,206
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	40,000	USD	27,850	400
R.H. Donnelley Corp.	8.875%	10/15/2017	110,000	USD	77,414	10,313
Reader’s Digest Association, Inc.	9.0%	2/15/2017	25,000	USD	17,379	281
Simmons Co.	10.0%	12/15/2014	125,000	USD	83,281	10,000
Tropicana Entertainment LLC	9.625%	12/15/2014	105,000	USD	54,144	525
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	10,000	USD	7,225	206
					571,312	232,781
***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2009.

****				Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $504,876,127. At December 31, 2009, net unrealized appreciation for all securities based on tax cost was $48,853,167. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $65,349,527 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,496,360.

(a)				Principal amount stated in US dollars unless otherwise noted.
(b)				Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)

All or a portion of these securities were on loan amounting to $9,267,628. In addition, included in other assets and liabilities, net is a pending sale, amounting to $254,638, that is also on loan. The value of all securities loaned at December 31, 2009 amounted to $9,522,266 which is 1.8% of net assets.

(d)				When-issued or delayed delivery security included.
(e)				Government-backed debt issued by financial companies or government sponsored enterprises.
(f)				At December 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)				Taxable issue.
(h)				Bond is insured by one of these companies:
Insurance Coverage					As a % of Total Investment Portfolio
Assured Guaranty Municipal Corp.					0.0
National Public Finance Guarantee Corp.					0.1
Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(i)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(j)				Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
FDR: Fiduciary Depositary Receipt
MSCI: Morgan Stanley Capital International
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At December 31, 2009, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year US Treasury Note	USD	3/22/2010	132	15,239,813	(311,415)
ASX SPI 200 Index	AUD	3/18/2010	17	1,862,588	86,209
CAC 40 Index	EUR	1/15/2010	93	5,254,814	114,470
DJ Euro Stoxx 50 Index	EUR	3/19/2010	253	10,779,091	276,484
Federal Republic of Germany Euro-Bund	EUR	3/8/2010	34	5,906,885	(77,724)
FTSE 100 Index	GBP	3/19/2010	79	6,841,321	106,237
FTSE MIB Index	EUR	3/19/2010	9	1,501,980	33,683
Hang Seng Index	HKD	1/28/2010	1	141,390	2,443
Nikkei 225 Index	USD	3/11/2010	2	106,650	6,142
Russell 2000 Mini Index	USD	3/19/2010	11	686,290	28,629
S&P E-Mini 500 Index	USD	3/19/2010	74	4,109,590	26,079
TOPIX Index	JPY	3/12/2010	21	2,039,459	21,474
United Kingdom Long Gilt Bond	GBP	3/29/2010	98	18,116,256	(170,198)
Total net unrealized appreciation					142,513

At December 31, 2009, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	3/15/2010	159	14,540,004	207,793
10 Year Japanese Government Bond	JPY	3/11/2010	22	32,999,409	(16,198)
AEX Index	EUR	1/15/2010	56	5,386,707	(198,843)
DAX Index	EUR	3/19/2010	7	1,495,067	(36,151)
IBEX 35 Index	EUR	1/15/2010	12	2,051,238	(29,283)
NASDAQ E-Mini 100 Index	USD	3/19/2010	217	8,066,975	(215,313)
Russell 2000 Mini Index	USD	3/19/2010	53	3,306,670	(78,610)
S&P TSE 60 Index	CAD	3/18/2010	31	4,095,195	(73,391)
Total net unrealized depreciation					(439,996)

At December 31, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	2,947,244	NZD	4,075,000	1/20/2010	6,950	Morgan Stanley
USD	1,850,153	NOK	10,727,000	1/20/2010	937	Credit Suisse
USD	997,309	AUD	1,138,000	1/20/2010	22,773	HSBC Bank USA
USD	2,063,274	NZD	2,936,000	1/20/2010	65,196	HSBC Bank USA
USD	59,991	NOK	352,000	1/20/2010	751	Citigroup, Inc.
USD	1,909,984	CAD	2,019,000	1/20/2010	20,540	Citigroup, Inc.
JPY	404,424,000	USD	4,568,292	1/20/2010	225,484	HSBC Bank USA
EUR	19,555,000	USD	28,645,435	1/20/2010	612,887	The Goldman Sachs & Co.
JPY	384,061,000	USD	4,193,607	1/20/2010	69,462	HSBC Bank USA
Total unrealized appreciation					1,024,980

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	18,315,667	AUD	20,164,000	1/20/2010	(241,036)	Morgan Stanley
USD	3,608,356	SEK	25,650,000	1/20/2010	(22,881)	Credit Suisse
USD	2,029,063	GBP	1,250,000	1/20/2010	(10,295)	UBS AG
USD	10,343,525	CHF	10,680,000	1/20/2010	(17,867)	UBS AG
CAD	4,438,000	USD	4,170,974	1/20/2010	(72,545)	Bank of New York Mellon Corp.
GBP	3,633,000	USD	5,811,438	1/20/2010	(55,909)	Bank of New York Mellon Corp.
EUR	1,727,000	USD	2,465,172	1/20/2010	(10,523)	Morgan Stanley
SEK	24,862,000	USD	3,404,014	1/20/2010	(71,311)	Citigroup, Inc.
EUR	798,200	USD	1,142,306	1/25/2010	(1,808)	Citigroup, Inc.
Total unrealized depreciation					(504,175)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar
HKD	Hong Kong Dollar

At December 31, 2009, the DWS Lifecycle Long Range Fund had the following geographical diversification:
	Market Value ($)	As a % of Common Stocks, Preferred Stocks, Rights & Warrants
United States	247,102,361	81.0%
Europe (excluding United Kingdom)	31,216,155	10.2%
Japan	8,380,350	2.8%
United Kingdom	5,878,549	1.9%
Pacific Basin	4,998,895	1.6%
Other	7,482,298	2.5%
Total	305,058,608	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(k)
Consumer Discretionary	$29,911,147	$5,753,174	$—	$35,664,321
Consumer Staples	21,669,791	4,035,279	—	25,705,070
Energy	27,013,721	4,604,533	—	31,618,254
Financials	33,018,570	7,773,836	472,149	41,264,555
Health Care	35,193,204	5,829,108	—	41,022,312
Industrials	28,865,479	6,295,032	—	35,160,511
Information Technology	51,163,719	3,938,547	—	55,102,266
Materials	11,517,765	4,784,357	—	16,302,122
Telecommunications	8,027,703	4,081,983	—	12,109,686
Utilities	8,362,419	2,747,092	—	11,109,511
Fixed Income(k)
Corporate Bonds	—	53,638,995	15,600	53,654,595
Asset Backed	—	295,032	—	295,032
Mortgage-Backed Securities Pass- Throughs	—	24,732,881	—	24,732,881
Commercial Mortgage-Backed Securities	—	8,497,548	—	8,497,548
Collateralized Mortgage Obligations	—	26,572,800	1,096,587	27,669,387
Government & Agency Obligations	—	45,490,564	—	45,490,564
Municipal Bonds and Notes	—	2,299,311	—	2,299,311
Preferred Securities	—	6,800	—	6,800
Exchange-Traded Funds	39,277,464	—	—	39,277,464
Short-Term Investments(k)	40,959,689	5,787,415	—	46,747,104
Derivatives(l)	—	1,024,980	—	1,024,980
Total	$334,980,671	$218,189,267	$1,584,336	$554,754,274
Liabilities
Derivatives(l)	$ (297,483)	$(504,175)	$—	$(801,658)
Total	$ (297,483)	$(504,175)	$—	$(801,658)
(k)	See Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

	Common Stock and/or Other Equity Investments	Corporate Bonds	Collateralized Mortgage Obligations	Preferred Security	Total
Balance as of March 31, 2009	$590	$21,863	$320,708	$350,400	$693,561
Realized gains (loss)	(1,766)	—	17,113	(829,504)	(814,157)
Change in unrealized appreciation (depreciation)	147,782	22,069	152,657	1,114,449	1,436,957
Amortization premium/ discount	—	4,243	—	(445)	3,798
Net purchases (sales)	320,310	5,142	606,109	(634,900)	296,661
Net transfers in (out) of Level 3	5,233	(37,717)	—	—	(32,484)
Balance as of December 31, 2009	$472,149	$15,600	$1,096,587	$—	$1,584,336
Net change in unrealized appreciation (depreciation) from investments still held at December 31, 2009	$143,265	$ (5,802)	$152,657	$—	$290,120

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$70,259	$—
Foreign Exchange Contracts	$—	$520,805
Interest Rate Contracts	$(367,742)	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Lifecycle Long Range Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Lifecycle Long Range Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 25, 2010